SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Mid-Cap Fund, a portfolio of Federated Index Trust, which covers the six-month period from November 1, 1999 through April 30, 2000. The report begins with an investment review, followed by the fund's portfolio and its financial statements.

As its name implies, Federated Mid-Cap Fund gives you a highly efficient way to pursue the performance of the mid-cap stock market. Stocks in the fund are weighted in the same proportion as the stocks that make up the Standard & Poor's Mid-Cap 400 Index. This unmanaged index consists of 400 common stocks issued by medium-sized domestic companies with a median market capitalization of $1.1 billion.1

Over the six-month reporting period, the fund produced a total return of 20.64% through dividend income of $0.08 per share, capital gains of $2.22 per share and a $1.07 increase in net asset value.2 On the last day of the reporting period, the fund's net assets totaled $144 million.

Thank you for putting your money to work in mid-cap stocks through the efficiency and professional management of Federated Mid-Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
June 15, 2000

1 Federated Mid-Cap Fund seeks investment results that correspond to the aggregate price and total return performance of the Standard & Poor's Mid-Cap Index. "Standard & Poor's," "S&P," "S&P Mid-Cap 400 Index," "Standard & Poor's Mid-Cap 400 Index" are trademarks of Standard & Poor's Ratings Group (S&P) and have been licensed for use by Federated Securities Corp. The fund is neither affiliated with nor promoted, sponsored, sold, or endorsed by S&P. Its only relationship to the fund is the licensing of the use of the index. This index is unmanaged. Investments cannot be made in an index.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

The fund's total return for the six months ended April 30, 2000 was 20.64%.1 The fund's target index, the Standard & Poor's Mid-Cap 400 Index (the "Index") had a total return of 21.23% during the reporting period. Fund performance varied from the Index due to transaction costs, administrative expenses and holdings of stock index futures contracts, which are held to enhance fund liquidity.

The U.S. stock market rallied strongly in the latter part of 1999, but has been volatile in the early part of 2000. The wide divergence in price appreciation between "new economy" or technology-driven stocks, and "old economy" stocks, which became very apparent in late 1999, was corrected in early 2000 as many technology stock investors began to fear rising interest rates, increasing investor usage of margin debt (leverage) and a general speculation in Internet-related stocks.

Medium and small company stocks outperformed large company stocks during the last six months, making up for some of their lagging performance over the last 2-3 years. Growth-oriented stocks outperformed value-oriented stocks in late 1999, but value stocks have held up relatively well in early 2000 compared to growth stocks, which were more affected by market weakness.

During the last six months, health care, oil and gas drilling and independent power producers were among the strongest performing sectors, while iron and steel, banks and specialty metals were among the worst performing sectors in the Index.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Shareholder Meeting Results

A Special Meeting of Shareholders of Mid-Cap Fund (the "Fund"), a portfolio of Federated Index Trust (the "Trust"), was held on November 17, 1999. On September 20, 1999, the record date for shareholders voting at the meeting, there were 6,160,508 total outstanding shares of the Fund. The following items were approved by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1

To elect four Trustees.1

	For	Withheld Authority to Vote
Nicholas P. Constantakis	4,709,574	7,511
John F. Cunningham	4,710,986	6,099
Charles F. Mansfield, Jr.	4,711,494	5,591
John S. Walsh	4,710,533	6,552

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., Marjorie P. Smuts and J. Christopher Donahue.

AGENDA ITEM 2

To amend the Fund's fundamental investment policy regarding diversification.

For	Against	Abstentions	Broker Non-Vote
4,299,176	25,235	31,197	361,477

AGENDA ITEM 3

To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

For	Against	Abstentions	Broker Non-Vote
4,110,565	214,101	30,942	361,477

AGENDA ITEM 4

To amend the Fund's fundamental investment policy regarding investments in real estate.

For	Against	Abstentions	Broker Non-Vote
4,300,802	22,168	32,638	361,477

AGENDA ITEM 5

To amend the Fund's fundamental investment policy regarding investments in commodities.

For	Against	Abstentions	Broker Non-Vote
4,288,485	35,907	31,216	361,477

AGENDA ITEM 6

To amend the Fund's fundamental investment policy regarding underwriting securities.

For	Against	Abstentions	Broker Non-Vote
4,293,676	30,533	31,399	361,477

AGENDA ITEM 7

To amend the Fund's fundamental investment policy regarding lending by the Fund.

For	Against	Abstentions	Broker Non-Vote
4,083,807	239,585	32,216	361,477

AGENDA ITEM 8

To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

For	Against	Abstentions	Broker Non-Vote
4,294,866	31,439	29,303	361,477

AGENDA ITEM 9

To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

For	Against	Abstentions	Broker Non-Vote
4,086,119	237,563	31,925	361,478

AGENDA ITEM 10

To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

For	Against	Abstentions	Broker Non-Vote
4,093,994	230,763	30,851	361,477

AGENDA ITEM 11

To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding investing in restricted securities.

For	Against	Abstentions	Broker Non-Vote
4,091,593	234,676	29,339	361,477

AGENDA ITEM 12

To eliminate the Fund's fundamental investment policy on selling securities short.

For	Against	Abstentions	Broker Non-Vote
4,079,674	244,157	31,777	361,477

AGENDA ITEM 13

To require the approval of a majority of the outstanding voting securities of the Trust in the event of the sale or conveyance of the assets of the Trust to another trust or corporation.

For	Against	Abstentions	Broker Non-Vote
4,107,873	216,590	31,144	361,478

AGENDA ITEM 14

To permit the Board of Trustees to liquidate the assets of the Trust, or of its series or classes, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval.

For	Against	Abstentions	Broker Non-Vote
4,020,719	306,102	28,787	361,477

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS--89.7%[1]
		Basic Materials--4.1%
15,600		AK Steel Holding Corp.	$172,575
9,800	[2]	Airgas, Inc.	57,575
6,575		Albemarle Corp.	137,664
7,300		Bowater, Inc.	401,500
16,699		CK Witco Corp.	196,213
9,400		Cabot Corp.	253,800
3,100		Carpenter Technology Corp.	62,194
2,500		Chesapeake Corp.	78,125
1,600		Cleveland Cliffs, Inc.	39,300
12,800		Consolidated Papers, Inc.	484,800
5,900	[2]	Cytec Industries, Inc.	177,737
3,200		Dexter Corp.	175,600
11,700		Ethyl Corp.	36,562
4,950		Ferro Corp.	113,231
2,000		Fuller (H.B.) Co.	76,875
4,400		Georgia Gulf Corp.	105,875
11,700		Georgia-Pacific Corp.	271,294
5,900		Glatfelter (P.H.) Co.	63,425
6,900		Hanna (M.A.) Co.	79,350
16,100		IMC Global, Inc.	248,544
7,300		Longview Fibre Co.	93,075
7,700		Lubrizol Corp.	197,313
16,600		Lyondell Chemical Co.	305,025
6,600		Martin Marietta Materials	349,800
1,000	[2]	Maxxam, Inc.	27,000
3,000		Minerals Technologies, Inc.	138,750
6,300		Olin Corp.	111,825
14,950		RPM, Inc.	151,369
3,900		Rayonier, Inc.	183,056
4,325		Schulman (A.), Inc.	55,684
15,500		Solutia, Inc.	211,188
14,373		Sonoco Products Co.	300,036
Shares			Value
		COMMON STOCKS--continued[1]
		Basic Materials--continued
5,100		Southdown, Inc.	$296,438
6,300	[2]	UCAR International, Inc.	83,081
4,200		Universal Corp.	79,275
7,267		Wausau-Mosinee Paper Corp.	88,112

		TOTAL	5,903,266

		Capital Goods--8.5%
8,400		AGCO Corp.	99,750
4,500		AMETEK, Inc.	92,531
4,247		Albany International Corp., Class A	64,501
27,100	[2]	American Power Conversion Corp.	956,969
10,000	[2]	American Standard Cos.	410,000
4,200		Carlisle Cos., Inc.	172,987
5,200		Cordant Technologies, Inc.	294,450
9,693		Diebold, Inc.	279,885
6,500		Donaldson Company, Inc.	151,125
6,500		Federal Signal Corp.	132,031
5,300		Flowserve Corp.	74,863
3,850		Granite Construction, Inc.	91,437
8,500		HON Industries, Inc.	211,969
5,600		Harsco Corp.	166,250
8,900		Hillenbrand Industries, Inc.	268,112
9,080		Hubbell, Inc., Class B	236,648
24,500	[2]	Jabil Circuit, Inc.	1,002,969
3,700	[2]	Jacobs Engineering Group, Inc.	115,856
4,300		Kaydon Corp.	100,513
4,300		Kennametal, Inc.	123,625
3,300	[2]	Magnetek, Inc.	27,431
11,100		Miller Herman, Inc.	303,863
4,600		Newport News Shipbuilding, Inc.	153,525
2,300		Nordson Corp.	102,781
6,800		Pentair, Inc.	260,100
3,450		Precision Castparts Corp.	144,038
10,700		Reynolds & Reynolds Co., Class A	254,125
3,440		Ryerson Tull, Inc.	42,570
20,400	[2]	SCI Systems, Inc.	1,086,300
Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
4,400		SPX Corp.	$483,450
17,900	[2]	Sanmina Corp.	1,075,119
10,800		Sensormatic Electronics Corp.	180,225
1,500	[2]	Sequa Corp., Class A	73,875
18,800		Shaw Industries, Inc.	297,275
3,900		Standard Register	50,944
3,900		Stewart & Stevenson Services, Inc.	47,044
18,743		Symbol Technologies, Inc.	1,044,922
2,800		Tecumseh Products Co., Class A	130,025
5,300		Teleflex, Inc.	183,181
5,550		Trinity Industries, Inc.	123,488
11,868	[2]	Vishay Intertechnology, Inc.	995,429
5,900		Wallace Computer Services, Inc.	64,531
5,500		York International Corp.	132,688

		TOTAL	12,303,400

		Communication Services--1.7%
30,400		Broadwing, Inc.	860,700
7,500		Comsat Corp.	183,281
2,800	[2]	Powerwave Technologies, Inc.	582,575
8,700		Telephone and Data System, Inc.	887,400

		TOTAL	2,513,956

		Consumer Cyclicals--11.8%
8,200	[2]	ACNielsen Corp.	189,112
14,400	[2]	Abercrombie & Fitch Co., Class A	158,400
12,200	[2]	Acxiom Corp.	329,400
6,600	[2]	American Eagle Outfitters, Inc.	112,200
10,700	[2]	Apollo Group, Inc., Class A	310,300
3,600		Arvin Industries, Inc.	78,300
10,300	[2]	BJ's Wholesale Club, Inc.	365,006
3,100		Bandag, Inc.	74,012
9,800	[2]	Barnes & Noble, Inc.	181,300
16,700		Belo (A.H.) Corp., Series A	278,681
6,800	[2]	Blyth Industries, Inc.	201,875
10,900	[2]	Borders Group, Inc.	173,038
3,800		Borg-Warner Automotive, Inc.	158,887
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
7,300	[2]	Burlington Industries, Inc.	$31,938
6,100	[2]	CDW Computer Centers, Inc.	634,400
10,700		Callaway Golf Co.	177,887
23,550		Cintas Corp.	933,169
7,250		Claire's Stores, Inc.	133,672
19,695		Clayton Homes, Inc.	187,102
21,500	[2]	Convergys Corp.	946,000
9,800	[2]	DeVRY, Inc.	233,362
8,700	[2]	Dollar Tree Stores, Inc.	503,512
24,300		Family Dollar Stores, Inc.	463,219
5,300		Fastenal Co.	309,719
10,400		Federal-Mogul Corp.	141,050
6,900	[2]	Furniture Brands International, Inc.	128,944
12,500	[2]	Gartner Group, Inc.	135,156
4,900	[2]	Gtech Holdings Corp.	101,675
9,700		Harte-Hanks	240,075
4,400		Houghton Mifflin Co.	182,875
10,600		International Game Technology	258,375
7,500		International Speedway Corp., Class A	322,500
17,203	[2]	Jones Apparel Group, Inc.	510,714
5,549		Lancaster Colony Corp.	145,661
4,200	[2]	Lands' End, Inc.	177,713
9,400	[2]	Lear Corp.	281,413
6,200		Lee Enterprises, Inc.	140,663
12,800	[2]	Mandalay Resort Group	241,600
6,250		Mark IV Industries, Inc.	132,422
3,700		Media General, Inc., Class A	181,994
8,800		Meritor Automotive, Inc.	132,000
4,100		Modine Manufacturing Co.	90,456
7,700	[2]	Mohawk Industries, Inc.	191,056
800		NCH Corp.	34,600
3,600	[2]	NCO Group, Inc.	123,750
5,900	[2]	Navigant Consulting, Inc.	58,631
6,900		Neiman-Marcus Group, Inc., Class A	177,675
16,050	[2]	Officemax, Inc.	90,281
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
7,000		Ogden Corp.	$68,688
42,900	[2]	Park Place Entertainment Corp.	549,656
3,123	[2]	Payless ShoeSource, Inc.	172,155
7,000		Pittston Brink's Group	114,625
11,000	[2]	Premier Parks, Inc.	237,188
15,000		Readers Digest Association, Inc., Class A	480,000
4,200		Rollins, Inc.	60,375
12,500		Ross Stores, Inc.	259,375
20,236	[2]	Saks, Inc.	231,449
2,300	[2]	Scholastic Corp.	107,381
8,300		Sothebys Holdings, Inc., Class A	137,469
15,000		Stewart Enterprises, Inc., Class A	72,188
3,800		Superior Industries International, Inc.	122,313
7,200	[2]	Sylvan Learning Systems, Inc.	108,450
7,300	[2]	Tech Data Corp.	306,144
10,200		Tiffany & Co.	741,413
7,000		USG Corp.	292,250
8,300		Unifi, Inc.	84,556
13,400		Viad Corp.	340,025
7,800		Warnaco Group, Inc., Class A	82,875
1,300		Washington Post Co., Class B	634,400
4,800		Wellman, Inc.	102,600
7,500		WestPoint Stevens, Inc.	140,625
7,900	[2]	Williams-Sonoma, Inc.	273,538

		TOTAL	17,105,508

		Consumer Staples--7.6%
3,750		Banta Corp.	73,359
18,912		Bergen Brunswig Corp., Class A	94,560
5,400		Bob Evans Farms, Inc.	70,537
9,175	[2]	Brinker International, Inc.	292,453
5,900	[2]	Buffets, Inc.	57,894
8,250		CBRL Group, Inc.	114,469
6,300		Carter Wallace, Inc.	140,175
4,863	[2]	Chris Craft Industries, Inc.	298,771
5,500		Church and Dwight, Inc.	98,312
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
5,200		Dean Foods Co.	$127,400
14,800		Dial Corp.	206,275
7,900		Dole Food, Inc.	138,744
3,900		Dreyers Grand Ice Cream, Inc.	93,600
14,200	[2]	Energizer Holdings, Inc.	242,287
14,125		Flowers Industries, Inc.	215,405
5,900		Hannaford Brothers Co.	427,012
7,600	[2]	Hispanic Broadcasting Corp.	768,075
20,100		Hormel Foods Corp.	306,525
15,000		IBP, Inc.	247,500
2,600		International Multifoods Corp.	33,313
9,600		Interstate Bakeries Corp.	122,400
5,075		Kelly Services, Inc., Class A	119,580
4,200		Lance, Inc.	44,625
4,700	[2]	Lone Star Steakhouse & Saloon	55,519
10,700		Manpower, Inc.	377,844
10,000		McCormick & Co., Inc.	311,875
13,500	[2]	Modis Professional Services, Inc.	102,094
10,600	[2]	Outback Steakhouse, Inc.	347,150
10,000	[2]	PSS World Medical, Inc.	85,938
4,300	[2]	Papa Johns International, Inc.	118,250
10,300	[2]	Perrigo Co.	58,581
15,400		R.J. Reynolds Tobacco Holdings, Inc.	319,550
12,650	[2]	Robert Half International, Inc.	773,231
6,500		Ruddick Corp.	74,344
4,100		Smucker (J.M.) Co., Class A	65,600
25,800	[2]	Starbucks Corp.	780,047
4,400	[2]	Suiza Foods Corp.	171,325
31,900		Tyson Foods, Inc., Class A	332,956
7,000		Universal Foods Corp.	115,063
14,300	[2]	Univision Communications, Inc., Class A	1,562,275
7,900	[2]	Valassis Communications, Inc.	269,094
15,600	[2]	Westwood One, Inc.	551,850
19,900		Whitman Corp.	227,606

		TOTAL	11,033,463

Shares			Value
		COMMON STOCKS--continued[1]
		Energy--6.3%
10,700	[2]	BJ Services Co.	$751,675
8,900	[2]	Calpine Corp.	814,350
12,100		Devon Energy Corp.	583,069
19,300		ENSCO International, Inc.	640,519
24,500	[2]	Global Marine, Inc.	588,000
15,166	[2]	Grant Prideco, Inc.	291,946
4,000	[2]	Hanover Compressor Co.	233,000
7,000		Helmerich & Payne, Inc.	219,187
6,300		Murphy Oil Corp.	371,700
19,500	[2]	Nabors Industries, Inc.	769,031
8,000		Noble Affiliates, Inc.	288,500
18,500	[2]	Noble Drilling Corp.	738,844
23,518	[2]	Ocean Energy, Inc.	304,264
10,925		Pennzoil-Quaker State Co.	119,492
14,100		Pioneer Natural Resources Company	145,406
26,000	[2]	Santa Fe Snyder Corp.	238,875
6,900	[2]	Smith International, Inc.	524,400
7,800		Tidewater, Inc.	232,050
12,150		Ultramar Diamond Shamrock Corp.	300,713
7,800		Valero Energy Corp.	226,200
9,200	[2]	Varco International, Inc.	115,000
15,166		Weatherford International, Inc.	616,119

		TOTAL	9,112,340

		Financials--8.8%
7,600		Allmerica Financial Corp.	411,350
9,800		Ambac Financial Group, Inc.	470,400
8,200		American Financial Group, Inc.	208,587
9,050		Associated Banc Corp.	231,341
7,700		Astoria Financial Corp.	212,231
5,700		CCB Financial Corp.	225,506
29,815		Charter One Financial, Inc.	605,617
6,700		City National Corp.	246,644
16,000		Compass Bancshares, Inc.	296,000
15,600		Dime Bancorp, Inc.	292,500
40,700	[2]	E*Trade Group, Inc.	875,050
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
12,587		Edwards (A.G.), Inc.	$473,586
6,600		Everest Reinsurance Holdings, Inc.	193,050
8,600		Finova Group, Inc.	110,187
27,525		First Security Corp.	388,791
18,400		First Tennessee National Corp.	349,600
7,000		First Virginia Banks, Inc.	255,500
12,600		Firstmerit Corp.	206,325
15,200		Greenpoint Financial Corp.	283,100
4,100		HSB Group, Inc.	118,900
22,600		Hibernia Corp., Class A	240,125
5,800		Horace Mann Educators Corp.	84,462
4,400		Investment Technology Group, Inc.	165,000
6,900		Keystone Financial, Inc.	103,500
8,100		Legg Mason, Inc.	306,281
15,000		Marshall & Ilsley Corp.	696,563
9,750		Mercantile Bankshares Corp.	277,875
15,200		National Commerce Bancorporation	249,850
24,850		North Fork Bancorporation, Inc.	402,259
8,500		Ohio Casualty Corp.	141,313
17,800		Old Republic International Corp.	253,650
6,300		PMI Group, Inc.	305,156
11,300		Pacific Century Financial Corp.	232,356
9,100		Protective Life Corp.	216,694
6,800		Provident Financial Group, Inc.	199,325
12,500		Reliastar Financial Corp.	538,281
30,900		Sovereign Bancorp, Inc.	212,438
11,700		TCF Financial Corp.	273,488
10,000		Unitrin, Inc.	337,500
6,400		Webster Financial Corp.	136,800
5,300		WestAmerica Bancorporation	132,831
4,600		Wilmington Trust Corp.	212,175
12,000		Zions Bancorporation	498,000

		TOTAL	12,670,187

Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--9.4%
3,800	[2]	Acuson Corp.	$46,787
7,300	[2]	Apria Healthcare Group, Inc.	101,744
4,100		Beckman Coulter, Inc.	265,731
14,400	[2]	Beverly Enterprises, Inc.	48,600
25,524	[2]	Chiron Corp.	1,154,961
8,000	[2]	Covance, Inc.	73,500
7,400		Dentsply International, Inc.	215,062
8,200	[2]	Edwards Lifesciences Corp.	123,000
5,400	[2]	Express Scripts, Inc., Class A	193,050
6,900	[2]	First Health Group Corp.	210,019
11,900	[2]	Forest Labratories, Inc., Class A	1,000,344
17,240	[2]	Foundation Health Systems, Inc., Class A	173,477
11,800	[2]	Genzyme Corp.	575,987
6,200	[2]	Gilead Sciences, Inc.	335,962
33,925	[2]	Health Management Association, Class A	540,680
11,000		ICN Pharmaceuticals, Inc.	277,062
4,000	[2]	Incyte Pharmaceuticals, Inc.	308,000
22,300		Ivax Corp.	610,463
7,600	[2]	Lincare Holdings, Inc.	231,800
9,500	[2]	Medimmune, Inc.	1,519,406
12,600	[2]	Millennium Pharmaceuticals, Inc.	1,000,125
4,400	[2]	MiniMed, Inc.	540,925
18,200		Mylan Laboratories, Inc.	516,425
12,800		Omnicare, Inc.	194,400
11,500	[2]	Oxford Health Plans, Inc.	218,500
6,098	[2]	PacifiCare Health Systems, Inc.	313,666
10,000	[2]	Quorum Health Group, Inc.	106,250
9,300	[2]	Sepracor, Inc.	855,600
9,500	[2]	Steris Corp.	85,500
13,600		Stryker Corp.	977,500
14,700	[2]	Sybron International Corp.	457,538
5,500	[2]	Trigon Healthcare, Inc.	197,656
9,100	[2]	VISX, Inc.	143,894

		TOTAL	13,613,614

Shares			Value
		COMMON STOCKS--continued[1]
		Technology--21.9%
5,600	[2]	Adtran, Inc.	$378,350
7,000	[2]	Affiliated Computer Services, Inc., Class A	231,875
5,300	[2]	ANTEC Corp.	284,875
13,550	[2]	Arrow Electronics, Inc.	593,659
31,000	[2]	Atmel Corp.	1,517,062
6,200		Avnet, Inc.	487,475
7,300	[2]	CSG Systems International, Inc.	336,712
34,300	[2]	Cadence Design Systems, Inc.	576,669
8,500	[2]	Cambridge Technology Partners, Inc.	93,500
7,700	[2]	Checkfree Holdings Corp.	391,256
9,300	[2]	Cirrus Logic, Inc.	152,287
21,450		Comdisco, Inc.	666,291
28,900	[2]	Concord EFS, Inc.	646,637
15,400	[2]	Cypress Semiconductor Corp.	799,837
8,900	[2]	DST Systems, Inc.	660,269
9,000	[2]	Electronic Arts, Inc.	544,500
17,275	[2]	FIserv, Inc.	793,570
9,700		Harris Corp.	313,431
5,100	[2]	Imation Corp.	143,119
37,900	[2]	Informix Corp.	416,900
13,200	[2]	Integrated Device Technology, Inc.	634,425
27,500	[2]	Intuit, Inc.	988,281
10,100	[2]	Keane, Inc.	291,638
4,600	[2]	L-3 Communications Holdings, Inc.	244,950
12,000	[2]	Legato Systems, Inc.	155,250
6,400	[2]	Litton Industries, Inc.	278,000
6,900	[2]	Macromedia, Inc.	600,300
39,100	[2]	Maxim Integrated Products, Inc.	2,534,169
9,000	[2]	Mentor Graphics Corp.	118,125
5,800	[2]	Micrel, Inc.	501,700
10,750	[2]	Microchip Technology, Inc.	667,172
10,400	[2]	NOVA Corp.	328,900
4,300	[2]	NVIDIA Corp.	383,238
19,550	[2]	Network Associates, Inc.	497,303
17,600	[2]	Novellus Systems, Inc.	1,173,700
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
5,000	[2]	Policy Management System Corp.	$66,250
4,600	[2]	Polycom, Inc.	363,975
10,300	[2]	Qlogic Corp.	1,033,219
22,600	[2]	Quantum Corp. - DLT & Storage Systems	265,550
12,500	[2]	Rational Software Corp.	1,064,063
5,900	[2]	Sawtek, Inc.	282,094
27,100	[2]	Siebel Systems, Inc.	3,329,913
14,060	[2]	Storage Technology Corp.	182,780
5,000	[2]	Structural Dynamics Research Corp.	66,875
18,000	[2]	SunGuard Data Systems, Inc.	622,125
11,500	[2]	Sybase, Inc.	232,156
6,000	[2]	Sykes Enterprises, Inc.	120,000
8,400	[2]	Symantec Corp.	524,475
9,800	[2]	Synopsys, Inc.	411,600
7,100	[2]	Titan Corp. (The)	304,856
5,500	[2]	TranSwitch Corp.	484,344
4,600	[2]	Transaction Systems Architects, Inc., Class A	75,038
5,300	[2]	TriQuint Semiconductor, Inc.	544,906
22,200	[2]	Vitesse Semiconductor Corp.	1,510,988
8,800	[2]	Waters Corp.	833,800

		TOTAL	31,744,432

		Transportation--1.1%
6,800		Airborne Freight Corp.	145,775
3,700	[2]	Alaska Air Group, Inc.	106,375
6,100		Alexander & Baldwin, Inc.	128,100
3,500		Arnold Industries, Inc.	40,906
5,800		C.H. Robinson Worldwide, Inc.	290,000
6,800		CNF Transportation, Inc.	189,975
6,900		GATX Corp.	246,675
5,000		Hunt (J.B.) Transportation Services, Inc.	82,500
4,700		Overseas Shipholding Group, Inc.	123,081
9,100	[2]	Swift Transportation Co., Inc.	182,569
7,200	[2]	Wisconsin Central Transportation Corp.	104,850

		TOTAL	1,640,806

Shares			Value
		COMMON STOCKS--continued[1]
		Utilities--8.5%
8,000		AGL Resources, Inc.	$140,000
15,500		Allegheny Energy, Inc.	470,812
11,100		Alliant Energy Corp.	333,000
13,600		American Water Works Co., Inc.	308,550
3,000		Black Hills Corp.	68,812
4,600		CMP Group, Inc.	133,112
3,200		Cleco Corp.	110,200
13,100		Conectiv, Inc.	232,525
18,800		DPL, Inc.	437,100
10,600		DQE, Inc.	405,450
19,600		Dynegy, Inc.	1,282,575
17,400		Energy East Corp.	363,225
4,500		Hawaiian Electric Industries, Inc.	166,500
5,300		Idacorp, Inc.	195,438
12,100		Ipalco Enterprises, Inc.	247,294
8,700		Kansas City Power & Light Co.	223,481
18,800		KeySpan Corp.	552,250
15,850		Kinder Morgan, Inc.	480,453
18,300		LG&E Energy Corp.	426,619
12,100		MCN Energy Group, Inc.	301,744
10,300		Minnesota Power, Inc.	189,906
15,500		Montana Power Co.	682,969
8,500		NSTAR	374,531
5,500		National Fuel Gas Co.	260,906
17,600		NiSource, Inc.	325,600
20,100		Northeast Utilities Co.	432,150
11,000		OGE Energy Corp.	217,938
16,700		Potomac Electric Power Co.	391,406
5,700		Public Service Co. of New Mexico	102,600
11,900		Puget Sound Energy, Inc.	282,625
11,600		Questar Corp.	218,225
14,600		SCANA Corp.	377,775
11,012		Sierra Pacific Resources	166,557
18,200		TECO Energy, Inc.	398,125
13,100		Utilicorp United, Inc.	252,175
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
8,666	[2]	Vectren Corp.	$174,403
6,500		Washington Gas Light Co.	166,563
16,600		Wisconsin Energy Corp.	354,825

		TOTAL	12,248,419

		TOTAL COMMON STOCKS (IDENTIFIED COST $110,452,944)	129,889,391

		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.5%
$800,000	[3]	United States Treasury Bill, 6/22/2000 (identified cost $793,396)	793,928

		REPURCHASE AGREEMENT--9.4%[4]
13,585,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	13,585,000

		TOTAL INVESTMENTS (IDENTIFIED COST $124,831,340)[5]	$144,268,319

1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The underlying face amount, at value, of open Index futures contracts is $14,723,875 at April 30, 2000, which represents 10.2% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 99.9%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.

5 The cost of investments for federal tax purposes amounts to $124,831,340. The net unrealized appreciation of investments on a federal tax basis amounts to $19,436,979 which is comprised of $33,862,544 appreciation and $14,425,565 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($144,777,841) at April 30, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $124,831,340)	$144,268,319
Cash	190,656
Income receivable	93,554
Receivable for shares sold	84,224
Receivable for daily variation margin	167,750

TOTAL ASSETS	144,804,503

Liabilities:
Accrued expenses	26,662

Net assets for 7,741,168 shares outstanding	$144,777,841

Net Assets Consist of:
Paid-in capital	$111,288,029
Net unrealized appreciation of investments and futures contracts	19,432,866
Accumulated net realized gain on investments and futures contracts	13,889,966
Accumulated undistributed net investment income	166,980

TOTAL NET ASSETS	$144,777,841

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$144,777,841 ÷ 7,741,168 shares outstanding	$18.70

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Dividends		$652,841
Interest		419,509

TOTAL INCOME		1,072,350

Expenses:
Management fee	$257,702
Custodian fees	8,009
Transfer and dividend disbursing agent fees and expenses	34,938
Directors'/Trustees' fees	2,128
Auditing fees	6,446
Legal fees	3,993
Portfolio accounting fees	26,445
Shareholder services fee	161,064
Share registration costs	14,237
Printing and postage	8,426
Insurance premiums	644
Miscellaneous	7,093

TOTAL EXPENSES	531,125

Waiver:
Waiver of shareholder services fee	(141,736)

Net expenses		389,389

Net investment income		682,961

Realized and Unrealized Gain on Investments:
Net realized gain on investments and futures contracts		13,943,879
Net change in unrealized appreciation of investments and futures contracts		8,913,277

Net realized and unrealized gain on investments and futures contracts		22,857,156

Change in net assets resulting from operations		$23,540,117

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$682,961	$991,350
Net realized gain on investments and futures contracts ($13,943,879 and $20,587,552 respectively, as computed for federal tax purposes)	13,943,879	21,373,554
Net change in unrealized appreciation of investments and futures contracts	8,913,277	(5,139,008)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,540,117	17,225,896

Distributions to Shareholders:
Distributions from net investment income	(655,913)	(903,582)
Distributions from net realized gains on investments and futures contracts	(15,616,630)	(9,367,351)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,272,543)	(10,270,933)

Share Transactions:
Proceeds from sale of shares	61,474,726	65,142,694
Net asset value of shares issued to shareholders in payment of distributions declared	11,455,489	6,592,684
Cost of shares redeemed	(45,519,601)	(52,220,271)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,410,614	19,515,107

Change in net assets	34,678,188	26,470,070

Net Assets:
Beginning of period	110,099,653	83,629,583

End of period (including accumulated undistributed net investment income of $166,980 and $139,932, respectively)	$144,777,841	$110,099,653

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$17.63	$16.53	$17.17	$13.75	$12.78	$11.02
Income From Investment Operations:
Net investment income	0.08	0.16	0.20	0.18	0.18	0.22
Net realized and unrealized gain on investments and futures contracts	3.29	2.92	0.74	4.00	1.73	1.93

TOTAL FROM INVESTMENT OPERATIONS	3.37	3.08	0.94	4.18	1.91	2.15

Less Distributions:
Distributions from net investment income	(0.08)	(0.15)	(0.20)	(0.17)	(0.20)	(0.20)
Distributions from net realized gain on investments and futures contracts	(2.22)	(1.83)	(1.38)	(0.59)	(0.74)	(0.19)

TOTAL DISTRIBUTIONS	(2.30)	(1.98)	(1.58)	(0.76)	(0.94)	(0.39)

Net Asset Value, End of Period	$18.70	$17.63	$16.53	$17.17	$13.75	$12.78

Total Return[1]	20.64%	20.23%	5.73%	31.83%	15.80%	20.12%

Ratios to Average Net Assets:

Expenses	0.60%[2]	0.60%	0.61%	0.60%	0.60%	0.60%

Net investment income	1.06%[2]	0.98%	1.12%	1.19%	1.31%	1.89%

Expense waiver/reimbursement[3]	0.22%[2]	0.22%	0.28%	0.31%	0.34%	0.41%

Supplemental Data:

Net assets, end of period (000 omitted)	$144,778	$110,100	$83,630	$73,874	$59,948	$62,580

Portfolio turnover	21%	40%	25%	19%	17%	26%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 2000, the Fund had realized gains on futures contracts of $1,238,197.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2000	61	Long	$(4,113)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Shares sold	3,423,396	3,819,553
Shares issued to shareholders in payment of distributions declared	679,298	419,466
Shares redeemed	(2,606,987)	(3,052,195)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,495,707	1,186,824

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.40% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "SubManager"), the Sub-Manager receives an annual fee from the Manager equal to 0.035% of the Fund's average daily net assets.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 2000, were as follows:

Purchases	$35,714,500

Sales	$24,722,049

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Mid-Cap Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2000

Federated
Federated Mid-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420E205

3042108 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Mini-Cap Fund, a portfolio of Federated Index Trust, which covers the six-month period from November 1, 1999 through April 30, 2000. The report begins with an investment review, followed by the fund's portfolio and its financial statements.

As its name implies, Federated Mini-Cap Fund gives you a highly efficient way to pursue the broad performance of the small-company stock market.1 The fund is managed passively to closely mirror the Russell 2000® Index,2 an unmanaged index consisting of the 2,000 common stocks that fall just below the top 1,000 large- and mid-cap stocks.

During the six-month reporting period, the fund produced a total return of 17.27% for Institutional Shares and 16.71% for Class C Shares.3 Institutional Shares paid dividend income distributions totaling $0.05 per share and capital gains distributions totaling $1.50 per share, while net asset value increased by $0.67. Class C Shares paid capital gains distributions totaling $1.50 per share, while net asset value increased by $0.64. The fund's net assets reached $111.2 million on the last day of the reporting period.

Thank you for putting your money to work in dynamic small-company stocks through the diversification and professional management of Federated Mini-Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
June 15, 2000

1 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

2 The Russell 2000® Index is a trademark/service mark of the Frank Russell Company (FRC), and Russell TM is a trademark of FRC. The fund is neither affiliated with nor promoted, sponsored, sold or endorsed by FRC. FRC's only relationship to the fund is the licensing of the use of the index. Investments cannot be made in an index.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

The total returns for the fund's Institutional and Class C Shares for the six months ended April 30, 2000 were 17.27% and 16.71%, respectively.1

The fund's target index, the Russell 2000 Index (the "Index"), had a total return of 18.71% during the reporting period. Share class performance varied from the Index due to transaction costs, administrative expenses and holdings of stock index futures contracts, which are held to enhance fund liquidity. It is important to note that transaction costs for small company stocks are much higher than that for large company stocks due to illiquidity factors, i.e., there are sometimes very few buyers and sellers of small company stocks.

The U.S. stock market rallied strongly in the latter part of 1999, but has been volatile in the early part of 2000. The wide divergence in price appreciation between "new economy" or technology-driven stocks, and "old economy" stocks, which became very apparent in late 1999, was corrected in early 2000 as many technology stock investors began to fear rising interest rates, increasing investor usage of margin debt (leverage), and a general speculation in Internet-related stocks.

Medium and small company stocks outperformed large company stocks during the last six months, making up for some of their lagging performance over the last 2-3 years. Growth-oriented stocks outperformed value-oriented stocks in late 1999, but value stocks have held up relatively well in early 2000 compared to growth stocks, which were more affected by market weakness.

During the last six months, health care, energy and producer durables were among the strongest performing sectors, while integrated oil, consumer staples and financial services were among the worst performing sectors in the Index.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Shareholder Meeting Results

A Special Meeting of Shareholders of Mini-Cap Fund (the "Fund"), a portfolio of Federated Index Trust (the "Trust"), was held on November 17, 1999. On September 20, 1999, the record date for shareholders voting at the meeting, there were 7,481,949 total outstanding shares of the Fund. The following items were approved by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1

To elect four Trustees.1

	Shares Voted For	Shares Withheld
Nicholas P. Constantakis	4,639,702	10,562
John F. Cunningham	4,640,155	10,109
Charles F. Mansfield	4,640,155	10,109
John S. Walsh	4,639,226	11,038

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., Marjorie P. Smuts and J. Christopher Donahue.

AGENDA ITEM 2

To amend the Fund's fundamental investment policy regarding diversification.

Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Vote
3,980,399	18,077	50,689	601,099

AGENDA ITEM 3

To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Vote
3,943,878	52,902	52,386	601,098

AGENDA ITEM 4

To amend the Fund's fundamental investment policy regarding investments in real estate.

Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Vote
3,971,857	14,662	62,646	601,099

AGENDA ITEM 5

To amend the Fund's fundamental investment policy regarding investments in commodities.

Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Vote
3,973,969	24,678	50,518	601,099

AGENDA ITEM 6

To amend the Fund's fundamental investment policy regarding underwriting securities.

Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Vote
3,978,952	17,683	52,530	601,099

AGENDA ITEM 7

To amend the Fund's fundamental investment policy regarding lending by the Fund.

Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Vote
3,941,547	56,024	51,594	601,099

AGENDA ITEM 8

To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Vote
3,981,292	18,890	48,984	601,098

AGENDA ITEM 9

To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Vote
3,942,018	55,437	51,710	601,099

AGENDA ITEM 10

To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Vote
3,939,130	56,714	53,321	601,099

AGENDA ITEM 11

To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding investing in restricted securities.

Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Vote
3,961,478	38,792	48,865	601,099

AGENDA ITEM 12

To eliminate the Fund's fundamental investment policy on selling securities short.

Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Vote
3,951,264	45,595	52,307	601,098

AGENDA ITEM 13

To require the approval of a majority of the outstanding voting securities of the Trust in the event of the sale or conveyance of the assets of the Trust to another trust or corporation.

Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Vote
3,953,095	49,361	46,709	601,099

AGENDA ITEM 14

To permit the Board of Trustees to liquidate the assets of the Trust, or of its series or classes, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval.

Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Vote
3,721,812	280,905	46,449	601,098

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS--86.4%[1]
		Basic Materials--3.8%
1,500	[2]	ACX Technologies, Inc.	$6,281
2,117	[2]	ATMI, Inc.	81,504
6,501	[2]	Airgas, Inc.	38,193
2,544		Albemarle Corp.	53,265
1,379	[2]	Alpine Group, Inc.	11,204
500		American Woodmark Corp.	10,062
2,300		Arch Chemicals, Inc.	45,425
1,800		Arch Coal, Inc.	9,675
13,600		Battle Mountain Gold Co.	28,050
13,674	[2]	Bethlehem Steel Corp.	73,498
2,644	[2]	Buckeye Technologies, Inc.	50,566
640	[2]	Bush Boake Allen, Inc.	19,120
12,033		CK Witco Corp.	141,388
2,400		CONSOL Energy, Inc.	24,900
648	[2]	CSS Industries, Inc.	12,676
3,700	[2]	Cadiz, Inc.	26,825
3,600		Calgon Carbon Corp.	22,725
2,429		Cambrex Corp.	99,589
2,700		Caraustar Industries, Inc.	41,006
500		Carbo Ceramics, Inc.	16,625
1,921		Carpenter Technology Corp.	38,540
1,200		Castle (A.M.) & Co.	14,700
900		Centex Construction Products, Inc.	27,787
1,889		ChemFirst, Inc.	36,599
2,217		Chesapeake Corp.	69,281
1,200		Cleveland Cliffs, Inc.	29,475
1,308		Commercial Metals Corp.	38,422
3,884		Corn Products International, Inc.	93,216
500		Curtiss Wright Corp.	17,812
4,462	[2]	Cytec Industries, Inc.	134,418
1,800	[2]	Daisytek International Corp.	22,050
4,012		Delta & Pine Land Co.	84,252
Shares			Value
		COMMON STOCKS--continued[1]
		Basic Materials--continued
1,300		Deltic Timber Corp.	$28,600
2,402		Dexter Corp.	131,810
4,750		Dimon, Inc.	11,281
2,800	[2]	Earthshell Corp.	9,100
2,000	[2]	Embrace Systems Corp.	3,500
6,600		Ethyl Corp.	20,625
3,700		Ferro Corp.	84,637
1,963		Florida Rock Industries, Inc.	63,552
1,400		Fuller (H.B.) Co.	53,812
5,700	[2]	Gaylord Container Corp.	29,212
1,589		Gentek, Inc.	21,352
2,200		Geon Co.	48,125
3,229		Georgia Gulf Corp.	77,698
800		Gibraltar Steel Corp.	13,800
2,700		Glatfelter (P.H.) Co.	29,025
6,901	[2]	Grace (W.R.) & Co.	89,713
1,400		Greif Brothers Corp., Class A	46,200
5,098		Hanna (M.A.) Co.	58,627
2,400	[2]	Hines Horticulture, Inc.	19,125
1,600		Imco Recycling, Inc.	16,500
2,444	[2]	International Fibercom, Inc.	44,450
1,600		International Specialty Products, Inc.	9,400
3,100	[2]	Kaiser Aluminum Corp.	13,175
10,600		LTV Corp.	37,762
2,450		Lilly Industries, Inc., Class A	26,644
2,355	[2]	Lone Star Technologies, Inc.	108,624
5,388		Longview Fibre Co.	68,697
1,600		MacDermid, Inc.	37,500
4,100	[2]	Mail-Well, Inc.	36,644
1,534		Matthews International Corp., Class A	35,282
1,853	[2]	Maverick Tube Corp.	52,810
452	[2]	Maxxam, Inc.	12,204
1,335	[2]	McMoRan Exploration Co.	17,689
1,000	[2]	Miami Computer Supply Corp.	20,922
1,960		Minerals Technologies, Inc.	90,650
Shares			Value
		COMMON STOCKS--continued[1]
		Basic Materials--continued
2,769		Mississippi Chemical Corp.	$21,287
2,300		NL Industries, Inc.	37,375
2,200		National Steel Corp., Class B	13,750
1,000	[2]	Nortek, Inc.	20,750
2,480		OM Group, Inc.	114,080
1,300	[2]	Octel Corp.	12,106
4,199		Olin Corp.	74,532
3,600		Omnova Solutions, Inc.	21,600
254	[2]	Optical Cable Corp.	6,318
2,700		Oregon Steel Mills	8,269
2,999	[2]	Playtex Products, Inc.	32,427
2,708		Potlatch Corp.	106,797
1,500		Quanex Corp.	24,562
2,895		Rayonier, Inc.	135,884
1,000		Republic Group, Inc.	11,437
1,350		Rock-Tenn Co.	12,403
900		Rouge Industries, Inc., Class A	5,119
3,215		Schulman (A.), Inc.	41,393
2,700		Southern Peru Copper Corp.	33,919
4,500	[2]	Steel Dynamics, Inc.	51,188
3,937	[2]	Stillwater Mining Co.	110,236
2,200		Texas Industries, Inc.	71,775
448	[2]	Trex Co. Inc.	18,004
4,701	[2]	UCAR International, Inc.	61,994
9,446		USEC, Inc.	44,278
3,230		Universal Corp.	60,966
2,200	[2]	Veterinary Centers of America	29,700
4,408		Walter Industries, Inc.	47,110
5,361		Wausau-Mosinee Paper Corp.	65,002
7,741		Worthington Industries, Inc.	95,795

		TOTAL	4,277,932

		Capital Goods--8.4%
1,000	[2]	A.S.V., Inc.	13,500
2,857		AAR Corp.	43,034
2,000	[2]	ABC Rail Products Corp.	22,250
Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
348		AEP Industries, Inc.	$7,308
6,208		AGCO Corp.	73,720
2,794		AMCOL International Corp.	45,752
3,400		AMETEK, Inc.	69,912
1,067	[2]	Advanced Energy Industries, Inc.	73,623
2,007		Albany International Corp., Class A	30,481
1,040	[2]	Alliant Techsystems, Inc.	72,410
700	[2]	Alltrista Corp.	14,875
3,376	[2]	Amphenol Corp., Class A	215,220
4,061		Applied Power, Inc., Class A	116,246
3,300		Aptargroup, Inc.	94,050
1,100	[2]	Arguss Holdings, Inc.	23,925
3,497	[2]	Artesyn Technologies, Inc.	84,802
1,530	[2]	Astec Industries, Inc.	38,441
1,900		Aviall, Inc.	11,637
1,100	[2]	Aviation Sales Co.	4,194
2,500	[2]	BE Aerospace, Inc.	18,437
2,900		BMC Industries, Inc.	14,500
3,369		Baldor Electric Co.	62,537
1,782		Barnes Group, Inc.	30,183
2,540		Belden, Inc.	75,406
1,544	[2]	Bell & Howell Co.	41,013
1,700	[2]	Benchmark Electronics, Inc.	68,319
2,000	[2]	Black Box Corp.	153,875
3,211	[2]	Blount International, Inc.	42,144
2,200		Brady (W.H.) Co.	64,625
1,700		Brush Wellman, Inc.	31,450
600		Butler Manufacturing Co.	14,137
1,330		C&D Technologies, Inc.	85,702
2,578	[2]	C-COR Electronics, Inc.	100,864
2,500		CLARCOR, Inc.	45,000
2,000		CMI Corp.	8,125
2,870		CTS Corp.	180,989
1,000	[2]	Casella Waste Systems, Inc.	7,437
1,750		Chart Industries, Inc.	5,797
Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
3,000	[2]	Checkpoint System, Inc.	$26,812
3,600	[2]	Cognex Corp.	204,750
2,100	[2]	Coinstar, Inc.	23,494
1,300		Columbus McKinnon Corp.	18,200
3,135	[2]	Comfort Systems USA, Inc.	21,553
600		Cubic Corp.	13,350
1,700	[2]	Cuno, Inc.	46,112
2,300	[2]	Delco-Remy International, Inc.	18,256
900		Detroit Diesel Corp.	13,950
2,301	[2]	Dionex Corp.	83,699
4,221		Donaldson Company, Inc.	98,138
500	[2]	Dupont Photomasks, Inc.	28,031
3,975	[2]	Dycom Industries, Inc.	206,700
2,740	[2]	Electro Scientific Industries, Inc.	172,791
900	[2]	Emcor Group, Inc.	20,137
6,286	[2]	Encompass Services Corp.	43,609
1,800	[2]	Esterline Technologies Corp.	22,050
2,000		Exide Corp.	19,250
1,688	[2]	Fairchild Corp., Class A	10,339
4,800		Federal Signal Corp.	97,500
4,176		Fisher Scientific International, Inc.	166,779
3,891		Flowserve Corp.	54,987
4,300		Foster Wheeler Corp.	39,506
461		Franklin Electronics, Inc.	32,789
1,350	[2]	Gardner Denver, Inc.	23,541
3,600		GenCorp, Inc.	36,225
600		General Binding Corp.	6,075
3,202		General Cable Corp.	24,615
1,300	[2]	Genlyte Group, Inc.	25,512
700	[2]	Global Imaging Systems, Inc.	5,119
1,512		Graco, Inc.	51,219
1,975		Granite Construction, Inc.	46,906
3,200	[2]	Griffon Corp.	21,600
1,400	[2]	HADCO Corp.	115,237
1,683		Harman International Industries, Inc.	110,026
Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
1,000		Harmon Industries, Inc.	$17,500
4,185		Harsco Corp.	124,242
500		Heico Corp.	7,375
5,308		Hussmann International, Inc.	73,648
1,300	[2]	Hypercom Corp.	19,012
3,100		IDEX Corp.	96,875
2,083	[2]	Insituform Technologies, Inc., Class A	69,911
3,000	[2]	Integrated Electrical Services	14,437
1,700	[2]	Ionics, Inc.	39,950
4,700		JLG Industries, Inc.	44,650
500	[2]	JLK Direct Distribution, Inc., Class A	4,406
2,300	[2]	Jacobs Engineering Group, Inc.	72,019
2,400		Kaman Corp., Class A	25,500
3,210		Kaydon Corp.	75,034
1,300	[2]	Kellstrom Industries, Inc.	5,261
3,988	[2]	Kemet Corp.	297,106
2,936		Kennametal, Inc.	84,410
3,400		Kimball International, Inc., Class B	47,600
1,100		LSI Industries, Inc.	19,662
600		Lawson Products, Inc.	14,475
3,905		Lincoln Electric Holdings	74,378
1,350		Lindsay Manufacturing Co.	24,131
2,039	[2]	Littlelfuse, Inc.	72,384
1,700	[2]	Lydall, Inc.	15,087
400	[2]	MOOG, Inc., Class A	9,425
2,817	[2]	MSC Industrial Direct Co.	39,438
2,531	[2]	Magnetek, Inc.	21,039
2,709		Manitowoc, Inc.	89,905
2,123	[2]	Mastec, Inc.	183,374
300	[2]	Mestek, Inc.	5,381
3,200	[2]	Metals USA, Inc.	22,800
4,020	[2]	Mettler Toledo International, Inc., ADR	138,690
3,859		Milacron, Inc.	70,427
4,200	[2]	Miller Industries, Inc.	14,437
3,400	[2]	Morrison Knudsen Corp.	31,237
Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
3,646	[2]	Mueller Industries, Inc.	$120,090
1,585		Myers Industries, Inc.	22,190
678		NACCO Industries, Inc., Class A	30,425
1,287		New England Business Service, Inc.	21,235
7,199	[2]	Newpark Resources, Inc.	59,392
3,238		Newport News Shipbuilding, Inc.	108,068
1,471		Nordson Corp.	65,735
3,901	[2]	Orbital Sciences Corp.	49,250
1,000		Park Electrochemical Corp.	25,625
202		Parker-Hannifin Corp.	9,413
700	[2]	Parkervision, Inc.	16,450
4,368	[2]	Paxar Corp.	44,499
451		Pitt-DesMoines, Inc.	10,824
1,839	[2]	Plexus Corp.	140,913
1,531	[2]	Power-One, Inc.	104,491
2,555		Precision Castparts Corp.	106,671
2,853	[2]	Presstek, Inc.	59,913
900		Primex Technologies, Inc.	19,800
5,248	[2]	Quanta Services, Inc.	243,704
1,600		RTI International Metals	16,900
1,200	[2]	Racing Champions Corp.	3,375
2,900	[2]	Rayovac Corp.	60,537
2,200		Regal Beloit Corp.	39,737
1,973		Reliance Steel & Aluminum Co.	45,379
800		Robbins & Myers, Inc.	19,500
800	[2]	Rogers Corp.	53,900
3,151		Roper Industries, Inc.	99,256
1,411		Ryerson Tull, Inc.	17,461
1,950	[2]	SLI, Inc.	27,787
1,319	[2]	SPS Technologies, Inc.	41,384
1,300		Sauer, Inc., ADR	11,294
1,533		Scott Technologies, Inc.	29,893
7,300		Sensormatic Electronics Corp.	121,819
1,100	[2]	Sequa Corp., Class A	54,175
1,200	[2]	Silgan Holdings, Inc.	15,450
Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
2,200		Smith (A.O.) Corp.	$45,237
1,600		Spartech Corp.	55,600
1,300	[2]	Specialty Equipment Cos., Inc.	26,812
1,304		Standard Register	17,033
1,200		Standex International Corp.	19,725
1,400	[2]	Stericycle, Inc.	29,400
3,000		Stewart & Stevenson Services	36,187
1,000	[2]	Stone & Webster, Inc.	13,187
1,300	[2]	Stoneridge, Inc.	17,144
1,068		Superior Telecom, Inc.	12,951
1,200		Technitrol, Inc.	81,600
943		Tennant Co.	32,828
2,600	[2]	Terex Corp.	40,625
2,400	[2]	The IT Group, Inc.	16,050
1,800	[2]	Thermedics, Inc.	14,850
600	[2]	Thermo Fibertek, Inc.	4,050
1,700		Thomas Industries, Inc.	34,212
5,262		Timken Co.	97,347
1,700		Titan International, Inc.	11,687
1,900		Titanium Metals Corp.	7,956
2,100		Tredegar Industries, Inc.	54,206
4,114		Trinity Industries, Inc.	91,536
1,200	[2]	Triumph Group, Inc.	32,250
1,000	[2]	U.S. Can Corp.	18,375
1,400	[2]	U.S. Liquids, Inc.	8,050
3,307	[2]	U.S. Plastic Lumber Corp.	14,468
1,300		URS Corp.	16,575
3,367	[2]	United Stationers, Inc.	112,374
2,500	[2]	Valence Technology, Inc.	38,594
1,819		Valmont Industries, Inc.	36,153
1,935	[2]	Vicor Corp.	50,310
616		Virco Manufacturing Corp.	6,391
2,400	[2]	WMS Industries, Inc.	21,000
2,250		Wabash National Corp.	32,766
4,100		Wallace Computer Services, Inc.	44,844
Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
1,631	[2]	Waste Connections, Inc.	$20,387
300	[2]	Waste Industries, Inc.	2,962
1,800		Watsco, Inc.	23,175
1,800		Watts Industries, Inc., Class A	24,075
1,323		West Pharmaceutical Services, Inc.	32,331
1,327	[2]	Wolverine Tube, Inc.	19,905
852		Woodward Governor Co.	18,797
1,600		ZixIt Corp.	59,100
1,128	[2]	Zomax Optical Media, Inc.	53,368

		TOTAL	9,382,991

		Communication Services--1.9%
1,562	[2]	Adelphia Business Solutions, Inc.	54,670
2,500	[2]	Advanced Radio Telecom Corp.	41,719
1,679	[2]	Aerial Communications, Inc.	74,191
1,361		CFW Communications Co.	52,398
1,956		CT Communications, Inc.	59,169
3,461	[2]	CapRock Communications Corp.	115,943
1,074	[2]	Commonwealth Telephone Enterprises, Inc.	52,156
5,300	[2]	e.spire Communications, Inc.	26,831
3,900	[2]	General Communications, Inc., Class A	19,500
4,958	[2]	ICG Communications, Inc.	147,500
2,100	[2]	IDT Corp.	66,412
5,050	[2]	ITC DeltaCom, Inc.	166,019
5,024	[2]	Intermedia Communications, Inc.	204,728
1,800	[2]	MGC Communications, Inc.	88,200
1,600		North Pittsburgh Systems, Inc.	20,800
540	[2]	NorthEast Optic Network, Inc.	30,240
1,500	[2]	Pacific Gateway Exchange, Inc.	9,469
10,000	[2]	Paging Network, Inc.	16,875
2,588	[2]	Powertel, Inc.	174,043
1,500	[2]	Powerwave Technologies, Inc.	312,094
4,525	[2]	Price Communications Corp.	91,631
2,984	[2]	Primus Telecommunications Group, Inc.	97,913
3,900	[2]	Star Telecommunications, Inc.	18,525
4,228	[2]	Talk.com, Inc.	41,223
Shares			Value
		COMMON STOCKS--continued[1]
		Communication Services--continued
1,100	[2]	US LEC Corp., Class A	$28,737
1,471	[2]	Viatel, Inc.	56,266
3,900	[2]	WebLink Wireless, Inc.	44,362
1,300	[2]	WorldPages.com, Inc.	8,531

		TOTAL	2,120,145

		Consumer Cyclicals--10.4%
1,253	[2]	99 Cents Only Stores	47,144
1,897	[2]	ADVO, Inc.	56,910
900	[2]	AMERCO	15,075
1,900		Aaron Rents, Inc.	27,550
1,226		Ackerley Communications, Inc.	15,938
1,600	[2]	Action Performance Cos., Inc.	14,800
2,200	[2]	Aftermarket Technology Co.	25,575
2,300	[2]	Alterra Healthcare Corp.	7,475
900	[2]	American Axle & Manufacturing Holdings, Inc.	13,500
1,800	[2]	American Retirement Corp.	13,500
3,038	[2]	Ames Department Stores, Inc.	54,494
734	[2]	Anchor Gaming	29,543
2,300	[2]	Ann Taylor Stores Corp.	47,581
3,000		Apogee Enterprises, Inc.	10,687
1,000	[2]	Applied Analytical Industries, Inc.	9,500
1,740	[2]	Applied Graphics Technologies, Inc.	9,189
2,183		Applied Industrial Technologies, Inc.	37,930
1,950		Arctic Cat, Inc.	19,622
2,017	[2]	Argosy Gaming Corp.	32,272
2,700		Arvin Industries, Inc.	58,725
2,300	[2]	Avis Rent A Car, Inc.	46,575
4,160	[2]	Aztar Corp.	49,660
2,500	[2]	Bally Total Fitness Holdings Corp.	55,937
1,300		Bandag, Inc.	31,037
3,100	[2]	Barnesandnoble.com, Inc.	33,906
1,300		Bassett Furniture Industries, Inc.	17,306
300	[2]	Berlitz International, Inc.	3,919
2,498	[2]	Beyond.com Corp.	5,464
3,200	[2]	Boca Resorts, Inc., Class A	28,600
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
3,900	[2]	Bombay Co., Inc.	$14,137
8,143	[2]	Borders Group, Inc.	129,270
3,800	[2]	Boyd Gaming Corp.	19,237
1,300	[2]	Bright Horizons Family Solutions, Inc.	23,400
1,900		Brown Shoe Co., Inc.	19,475
836	[2]	Buckle, Inc.	10,711
2,700	[2]	Budget Group, Inc., Class A	12,656
1,940		Burlington Coat Factory Warehouse	29,100
5,600	[2]	Burlington Industries, Inc.	24,500
1,152	[2]	Burns International Services Corp.	12,528
1,000		Bush Industries, Inc., Class A	15,000
2,200	[2]	CB Richard Ellis Services	21,725
1,645	[2]	CDnow, Inc.	7,094
850		CPI Corp.	20,294
2,000	[2]	CSK Auto Corp.	21,000
7,931		Callaway Golf Co.	131,853
1,200	[2]	Capital Senior Living Corp.	3,075
1,100	[2]	CareMatrix Corp.	1,031
800	[2]	Career Education Corp.	30,250
1,200	[2]	Carriage Services, Inc.	4,725
5,499		Casey's General Stores, Inc.	64,270
1,400	[2]	Castle & Cooke, Inc.	25,375
1,600		Cato Corp., Class A	16,900
2,115	[2]	Central Garden & Pet Co.	22,207
1,283		Central Parking Corp.	32,877
2,745	[2]	Cerner Corp.	60,562
4,372	[2]	Champion Enterprises, Inc.	30,877
1,000	[2]	Championship Auto Racing Teams, Inc.	20,250
800	[2]	Charles River Associates, Inc.	16,250
10,284	[2]	Charming Shoppes, Inc.	69,417
938		Chemed Corp.	28,023
1,400	[2]	Chicos Fas, Inc.	25,112
1,800	[2]	Children's Place Retail Stores, Inc.	40,050
5,723	[2]	Choice Hotels International, Inc.	75,472
3,072	[2]	ChoicePoint, Inc.	116,736
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
900		Churchill Downs, Inc.	$22,219
1,800		Coachmen Industries, Inc.	27,787
300	[2]	Coldwater Creek, Inc.	7,537
6,600	[2]	Collins & Aikman Corp.	43,725
900	[2]	Columbia Sportswear Co.	26,156
200		CompX International, Inc.	3,950
3,800	[2]	Copart, Inc.	65,550
500	[2]	Corinthian Colleges, Inc.	10,750
1,000	[2]	Cornell Corrections, Inc.	9,000
877	[2]	Corporate Executive Board Co.	51,524
2,100	[2]	Cost Plus, Inc.	64,181
500	[2]	Creative Computers, Inc.	3,844
500	[2]	Creditrust Corp.	781
1,928	[2]	Crestline Capital Corp.	33,137
800	[2]	Crossmann Communities, Inc.	12,950
1,500	[2]	Cyberian Outpost, Inc.	7,969
5,262		D. R. Horton, Inc.	68,077
5,700	[2]	Dal-Tile International, Inc.	55,575
1,700	[2]	Dan River, Inc., Class A	9,669
900	[2]	David's Bridal, Inc.	10,350
400		Deb Shops, Inc.	5,550
700	[2]	Delia's, Inc.	2,144
1,745	[2]	Department 56, Inc.	15,923
1,300	[2]	Diamond Technology Partners, Class A	102,862
900	[2]	Direct Focus, Inc.	29,475
1,000	[2]	Discount Auto Parts, Inc.	10,687
2,518	[2]	Dollar Thrifty Automotive Group	52,878
1,400	[2]	Donna Karan International, Inc.	9,450
1,400		Dover Downs Entertainment	17,150
1,635	[2]	Dress Barn, Inc.	32,087
484		Duff & Phelps Credit Rating	48,370
1,600	[2]	Dura Automotive Systems, Inc.	26,000
2,000	[2]	Education Management Corp.	32,750
2,156	[2]	Egghead.com, Inc.	10,039
2,040		Elcor Corp.	64,897
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
1,500	[2]	Electro Rent Corp.	$16,500
574	[2]	Electronics Boutique PLC	9,327
1,405		Enesco Group, Inc.	6,322
4,300		Ethan Allen Interiors, Inc.	114,756
7,462	[2]	Extended Stay America, Inc.	66,692
1,200	[2]	F.Y.I., Inc.	32,175
1,300	[2]	Factory 2-U Stores, Inc.	43,469
4,700	[2]	Fairfield Communities, Inc.	42,594
2,250	[2]	Family Golf Centers, Inc.	844
300	[2]	Fatbrain.com, Inc.	1,566
3,200		Fedders Corp.	18,800
677	[2]	Fidelity Holdings, Inc.	4,104
1,800	[2]	Finish Line, Inc., Class A	19,012
3,500		Fleetwood Enterprises, Inc.	51,187
2,034	[2]	Footstar, Inc.	75,639
1,647		Forest City Enterprises, Inc., Class A	47,969
600	[2]	Forrester Research, Inc.	27,187
1,425	[2]	Fossil, Inc.	29,569
2,200	[2]	Franklin Covey Co.	20,075
4,889	[2]	Furniture Brands International, Inc.	91,363
1,986		G & K Services, Inc., Class A	48,657
2,400	[2]	Genesco, Inc.	31,050
3,053	[2]	Getty Images, Inc.	92,735
800		Getty Realty Corp.	9,800
533	[2]	Global Sports, Inc.	4,156
2,000	[2]	Goody's Family Clothing, Inc.	13,000
66		Grey Advertising, Inc.	30,236
1,600	[2]	Group 1 Automotive, Inc.	19,000
3,921	[2]	Gtech Holdings Corp.	81,361
768	[2]	Guess ?, Inc.	21,120
1,700		Guilford Mills, Inc.	14,025
2,301	[2]	Guitar Center, Inc.	31,351
2,300	[2]	Gymboree Corp.	8,337
4,350	[2]	HA-LO Industries, Inc.	31,809
3,000		Handleman Co.	36,000
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
12,600	[2]	Hanover Direct, Inc.	$22,050
1,870		Haverty Furniture Cos., Inc.	21,037
1,900	[2]	Hayes Lemmerz International, Inc.	29,925
6,400		Heilig-Meyers Co.	19,600
1,609	[2]	Hexcel Corporation	13,676
3,600	[2]	Homebase, Inc.	7,425
2,500		Hughes Supply, Inc.	38,125
300	[2]	IDG Books Worldwide, Inc., Class A	3,019
1,575	[2]	ITT Educational Services, Inc.	28,153
1,038	[2]	Igen, Inc.	16,543
2,350	[2]	InfoUSA, Inc.	13,659
500	[2]	Information Holdings, Inc.	12,812
3,000	[2]	Information Resources, Inc.	18,937
2,138	[2]	Insight Enterprises, Inc.	89,395
1,866	[2]	Insignia Financial Group, Inc.	19,476
5,062	[2]	Interdigital Communications Corp.	104,720
4,400		Interface, Inc.	15,950
2,400		Intermet Corp.	17,700
1,350		Interpool, Inc.	9,872
1,046		Interpublic Group Cos., Inc.	42,868
2,956	[2]	Intertan, Inc.	40,830
1,571	[2]	JAKKS Pacific, Inc.	28,867
1,700		Jo-Ann Stores, Inc.	15,831
3,148	[2]	Jones Lang LaSalle, Inc.	50,171
3,479		Jostens, Inc.	85,888
4,851	[2]	Journal Register Co.	70,946
1,700		Justin Industries, Inc.	31,025
700		K Swiss, Inc., Class A	10,369
4,972		Kaufman & Broad Homes Corp.	95,711
2,890		Kellwood Co.	49,491
150	[2]	Kenneth Cole Productions, Inc., Class A	6,131
1,700	[2]	Keystone Automotive Industries, Inc.	10,625
1,200	[2]	Kroll-O'Gara Co.	9,225
2,613		LNR Property Corp.	56,343
5,446		La-Z Boy Chair Co.	85,434
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
800		Landauer, Inc.	$14,700
1,400	[2]	Lands' End, Inc.	59,237
1,124	[2]	Learning Tree International, Inc.	53,882
4,608		Lee Enterprises, Inc.	104,544
4,886		Lennar Corp.	91,002
700	[2]	Lithia Motors, Inc., Class A	11,156
2,700		Lodgian, Inc.	8,269
2,327		M.D.C. Holdings, Inc.	44,358
1,232	[2]	MIPS Technologies, Inc.	35,574
2,800	[2]	Macrovision Corp.	136,850
500	[2]	MapQuest.com, Inc.	9,312
2,375		Marcus Corp.	25,383
4,855		Mark IV Industries, Inc.	102,865
1,899	[2]	Marketing Services Group, Inc.	13,174
900	[2]	Marvel Enterprises, Inc.	4,444
3,900		Mascotech, Inc.	45,094
929		McGrath Rentcorp.	14,893
367	[2]	Media Metrix, Inc.	11,790
1,271	[2]	MemberWorks, Inc.	41,049
2,652	[2]	Mens Wearhouse, Inc.	56,852
5,027		MeriStar Hospitality Corp.	99,283
5,542	[2]	Metromedia International Group, Inc.	27,710
2,901	[2]	Michaels Stores, Inc.	114,408
1,696		Midas, Inc.	42,930
3,077	[2]	Midway Games, Inc.	20,385
700		Mikasa, Inc.	6,869
649	[2]	Modem Media. Poppe Tyson, Inc.	9,492
2,323		Modine Manufacturing Co.	51,251
1,825	[2]	Monaco Coach Corp.	29,884
1,000		Movado Group	8,625
3,200	[2]	Musicland Stores, Inc.	24,000
273		NCH Corp.	11,807
1,916	[2]	NCI Building System, Inc.	36,643
1,254	[2]	NCO Group, Inc.	43,106
1,056	[2]	NVR, Inc.	65,736
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
2,600	[2]	National Equipment Services, Inc.	$18,200
850	[2]	National RV Holdings, Inc.	10,412
4,300	[2]	NationsRent, Inc.	20,694
3,300	[2]	Nautica Enterprise, Inc.	37,125
3,873	[2]	Navigant Consulting, Inc.	38,488
1,200	[2]	Neff Corp.	5,400
1,100	[2]	Nextera Enterprises, Inc.	7,287
3,600	[2]	O'Reilly Automotive, Inc.	48,600
2,200		OEA, Inc.	22,000
5,000		Oakwood Homes Corp.	14,687
11,817	[2]	Officemax, Inc.	66,471
5,200		Ogden Corp.	51,025
1,300		OshKosh B'Gosh, Inc., Class A	20,962
1,503		OshKosh Truck Corp., Class B	47,344
700		Oxford Industries, Inc.	11,900
400	[2]	PC Connections, Inc.	19,150
2,887	[2]	Pacific Sunwear of California	98,338
1,909	[2]	Palm Harbor Homes, Inc.	31,498
2,220		Penton Media, Inc.	58,414
4,900		Pep Boys-Manny Moe & Jack	30,931
2,966	[2]	Per-Se Technologies, Inc.	20,206
11,645	[2]	PetSmart, Inc.	37,846
2,250	[2]	Petco Animal Supplies, Inc.	26,016
2,400		Phillips Van Heusen Corp.	20,250
10,080		Pier 1 Imports, Inc.	114,660
900		Pillowtex Corp.	4,725
2,450	[2]	Pinnacle Entertainment, Inc.	49,153
4,983		Pittston Brink's Group	81,597
2,100	[2]	Playboy Enterprises, Inc., Class B	33,862
2,544		Polaris Industries, Inc., Class A	77,910
2,200		Polymer Group, Inc.	25,575
2,012	[2]	Prepaid Legal Services, Inc.	64,384
2,084	[2]	Primark Corp.	56,268
5,095	[2]	Prime Hospitality Corp.	47,129
376	[2]	Professional Detailing, Inc.	10,152
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
3,734	[2]	Profit Recovery Group International, Inc.	$65,578
2,100	[2]	Protection One, Inc.	2,494
800	[2]	Provant, Inc.	4,425
742		Pulitzer, Inc.	28,474
3,400		Pulte Corp.	73,100
2,200	[2]	Quiksilver, Inc.	41,525
3,490		R.H. Donnelley Corp.	69,800
4,900	[2]	Reebok International Ltd.	83,300
3,091		Regis Corp. Minnesota	36,126
1,800	[2]	Rent-A-Center, Inc.	36,675
1,799	[2]	Rent-Way, Inc.	46,662
1,400	[2]	Restoration Hardware, Inc.	5,425
1,800		Rollins, Inc.	25,875
1,100		Russ Berrie & Co., Inc.	20,487
2,888		Russell Corp.	56,677
1,487		Ryland Group, Inc.	29,926
1,048	[2]	SCP Pool Corp.	38,579
4,500	[2]	SITEL Corp.	30,937
950	[2]	Salton, Inc.	40,791
1,000		Schawk, Inc.	8,187
1,451	[2]	Scholastic Corp.	67,744
1,818	[2]	School Specialty, Inc.	33,860
1,914	[2]	Scotts Co.	69,143
2,000	[2]	Select Comfort Corp.	8,687
900	[2]	Shoe Carnival, Inc.	8,775
2,729	[2]	Shop At Home, Inc.	17,184
3,100		Shopko Stores, Inc.	55,412
1,900		Simpson Industries, Inc.	19,594
851	[2]	Simpson Manufacturing Co., Inc.	38,508
938		Skyline Corp.	19,112
1,000	[2]	Source Information Management Co.	14,750
1,700		Spiegel, Inc., Class A	14,025
1,100		Springs Industries, Inc., Class A	45,169
1,800	[2]	Staff Leasing, Inc.	6,750
900		Standard Motor Products, Inc.	10,069
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
2,700		Standard Pacific Corp.	$27,169
744	[2]	StarTek, Inc.	38,223
700		Starrett (L.S.) Co., Class A	16,975
2,490	[2]	Station Casinos, Inc.	70,965
2,941	[2]	Stein Mart, Inc.	26,423
900	[2]	Steinway Musical Instruments	17,662
800		Strayer Education, Inc.	16,450
4,900		Stride Rite Corp.	41,344
2,100		Sturm Ruger & Co., Inc.	21,000
9,824		Sunbeam Corp.	34,384
4,267	[2]	Sunglass Hut International, Inc.	32,002
1,900	[2]	Sunrise Assisted Living, Inc.	29,925
3,800	[2]	Sunterra Corp.	7,837
2,051		Superior Industries International, Inc.	66,017
2,805	[2]	Syntroleum Corp.	55,048
3,800	[2]	Systemax, Inc.	29,212
1,200		Talbots, Inc.	60,675
600	[2]	Tarrant Apparel Group, Inc.	5,400
2,300	[2]	TeleTech Holdings, Inc.	75,037
3,500		Terra Industries, Inc.	9,625
5,597	[2]	The Boyds Collection, Ltd.	34,981
750		Thor Industries, Inc.	20,203
1,033	[2]	Timberland Co., Class A	71,664
2,200	[2]	Toll Brothers, Inc.	47,713
1,200		Toro Co.	36,900
4,189	[2]	Tower Automotive, Inc.	65,453
700	[2]	Tractor Supply Co.	11,550
2,500	[2]	Trammell Crow Co.	32,500
3,400	[2]	Trans World Entertainment Corp.	35,700
400	[2]	Trendwest Resorts, Inc.	9,300
500	[2]	Tropical Sportswear International Corp.	8,812
4,498		True North Communications, Inc.	185,261
801	[2]	Tuesday Morning Corp.	10,012
1,114	[2]	Tweeter Home Entertainment Group, Inc.	41,079
1,400	[2]	U.S. Franchise Systems, Inc., Class A	6,737
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
1,301	[2]	U.S. Home Corp.	$46,592
3,900	[2]	U.S. Office Products Co.	7,434
200	[2]	UBid, Inc.	3,687
6,173		Unifi, Inc.	62,887
1,117		Unifirst Corp.	10,751
2,300	[2]	United Auto Group, Inc.	19,981
1,400	[2]	United Retail Group, Inc.	11,462
1,600		Universal Forest Products, Inc.	21,600
1,100	[2]	Urban Outfitters, Inc.	11,825
2,321	[2]	Vail Resorts, Inc.	37,426
400	[2]	Valley Media, Inc.	1,700
1,100	[2]	Value America, Inc.	2,062
1,500	[2]	Value City Department Stores, Inc.	15,281
3,897	[2]	Valuevision International, Inc., Class A	77,696
1,427		WD 40 Co.	28,451
1,400		Wackenhut Corp., Class A	18,462
1,600		Webb (Del E.) Corp.	23,900
3,538		Wellman, Inc.	75,625
2,200	[2]	Wellsford Real Properties	19,525
900	[2]	West Marine, Inc.	7,200
1,000	[2]	West TeleServices Corp.	21,125
1,130	[2]	Wet Seal, Inc., Class A	20,057
1,651	[2]	Whitehall Jewellers, Inc.	28,377
2,400		Windmere-Durable Holdings	38,550
1,500		Winnebago Industries, Inc.	25,500
4,302		Wolverine World Wide, Inc.	51,624
1,487		Wynns International, Inc.	20,632
1,317	[2]	Xceed, Inc.	18,109
1,375		Xtra Corp.	64,625
1,325	[2]	Youthstream Media Networks, Inc.	8,447
1,429	[2]	Ziff-Davis, Inc.	17,773
2,800	[2]	Ziff-Davis, Inc. -- ZD Net	27,475
300	[2]	bebe stores, Inc.	2,737
1,500	[2]	e4L, Inc.	2,062
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
6,700	[2]	eLot, Inc.	$20,100
500	[2]	iTurf, Inc., Class A	2,344

		TOTAL	11,544,825

		Consumer Staples--5.6%
14,918	[2]	7-Eleven, Inc.	55,943
1,700		ABM Industries, Inc.	42,925
1,900	[2]	AMC Entertainment, Inc.	8,075
8,900	[2]	AMF Bowling, Inc.	17,244
939	[2]	Administaff, Inc.	37,795
3,500	[2]	Advantica Restaurant Group	4,813
1,100	[2]	Agribrands International, Inc.	41,181
5,100	[2]	AmeriSource Health Corp., Class A	102,000
1,900	[2]	American Italian Pasta Co., Class A	47,025
2,544		Applebee's International, Inc.	92,697
3,102	[2]	Ascent Entertainment Group, Inc.	47,499
1,900	[2]	Aurora Foods, Inc.	9,144
2,137		Avado Brands, Inc.	4,274
2,772		Banta Corp.	54,227
1,900	[2]	Beringer Wine Estates Holdings, Inc., Class B	68,637
2,814		Bindley Western Industries, Inc.	49,069
1,562		Block Drug, Inc., Class A	44,517
4,012		Bob Evans Farms, Inc.	52,407
3,900		Bowne & Co., Inc.	44,850
1,260		Brooke Group Ltd.	17,482
4,385	[2]	Buffets, Inc.	43,028
6,200		CBRL Group, Inc.	86,025
1,200	[2]	CDI Corp.	27,000
2,833	[2]	CEC Entertainment, Inc.	84,990
5,500		CKE Restaurants, Inc.	20,281
1,678	[2]	Canandaigua Wine Co., Inc., Class A	84,529
20,807	[2]	Caremark Rx, Inc.	132,645
1,000	[2]	Carmike Cinemas, Inc., Class A	5,750
2,238		Carter Wallace, Inc.	49,795
1,806	[2]	Cheesecake Factory, Inc.	73,933
4,400		Chiquita Brands International	17,050
4,042		Church and Dwight, Inc.	72,251
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
2,361	[2]	Citadel Communications Corp.	$92,227
132		Coca-Cola Bottling Co.	6,732
3,200	[2]	Computer Horizons Corp.	44,000
1,321	[2]	Consolidated Graphics, Inc.	15,604
2,482	[2]	Consolidated Products, Inc.	22,648
1,800	[2]	Cumulus Media, Inc., Class A	23,625
1,300	[2]	Dave & Buster's, Inc.	9,587
5,440	[2]	Del Monte Foods Co.	48,280
1,444		Dreyers Grand Ice Cream, Inc.	34,656
1,800	[2]	Duane Reade, Inc.	54,000
4,433		Earthgrains Co.	62,339
4,766	[2]	Emmis Communications Corp., Class A	202,555
2,468	[2]	Entercom Communication Corp.	104,890
90		Farmer Brothers Co.	16,110
4,100		Fleming Cos., Inc.	67,394
600	[2]	GC Cos., Inc.	19,500
1,900		Gaylord Entertainment Co.	45,481
834	[2]	General Cigar Holdings, Inc.	12,718
3,200	[2]	Grand Union Co.	5,400
1,400		Gray Communications	16,362
1,800		Great Atlantic & Pacific Tea Co., Inc.	32,962
1,882	[2]	Hain Food Group, Inc.	50,461
3,154		Harland (John H.) Co.	48,493
1,511	[2]	Heidrick & Struggles International, Inc.	54,396
2,500	[2]	Henry Schein, Inc.	34,961
1,333		Herbalife International, Inc., Class A	13,413
3,800		Herbalife International, Inc., Class B	32,775
3,300	[2]	Hollywood Entertainment Corp.	23,100
2,100	[2]	IHOP Corp.	34,125
3,454		Imperial Sugar Co.	5,613
1,000		Ingles Markets, Inc., Class A	10,000
5,737	[2]	Interim Services, Inc.	98,246
2,600	[2]	International Home Foods, Inc.	37,862
1,800		International Multifoods Corp.	23,062
2,200	[2]	Ivex Packaging Corp.	19,800
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
641	[2]	J&J Snack Foods Corp.	$10,216
4,278	[2]	Jack in the Box, Inc.	104,811
1,900		Kelly Services, Inc., Class A	44,769
2,300	[2]	Korn/Ferry International	60,950
3,800	[2]	Labor Ready, Inc.	34,437
2,600		Lance, Inc.	27,625
2,700	[2]	Landry's Seafood Restaurants, Inc.	23,287
1,700		Libbey, Inc.	51,850
300		Liqui Box Corp.	14,325
1,500	[2]	Loews Cineplex Entertainment Corp.	4,781
3,450	[2]	Lone Star Steakhouse & Saloon	40,753
2,400		Luby's Cafeterias, Inc.	21,600
3,573	[2]	Metamor Worldwide, Inc.	69,227
1,500		Michael Foods, Inc.	32,156
900	[2]	Mondavi (Robert) Corp., Class A	29,869
1,430		Morrison Management Specialists, Inc.	39,593
5,747	[2]	NBTY, Inc.	102,009
1,000	[2]	NPC International, Inc.	10,375
766		National Presto Industries, Inc.	26,427
1,474		Natures Sunshine Products, Inc.	12,529
1,500	[2]	O' Charleys, Inc.	19,031
2,328	[2]	On Assignment, Inc.	73,041
1,030	[2]	On Command Corp.	22,016
1,445		Oneida Ltd.	27,636
3,475		Owens & Minor, Inc.	41,700
600	[2]	P. F. Chang's China Bistro, Inc.	21,000
7,500	[2]	PSS World Medical, Inc.	64,453
2,350	[2]	Papa Johns International, Inc.	64,625
2,519	[2]	Patterson Dental Co.	121,227
3,100	[2]	Paxson Communications Corp.	25,381
1,144	[2]	Pegasus Communications Corp.	124,839
1,250	[2]	Performance Food Group Co.	32,969
6,431	[2]	Perrigo Co.	36,576
2,800	[2]	Personnel Group of America, Inc.	14,700
1,691		Pilgrim's Pride Corp.	12,577
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
400	[2]	Priority HealthCare Corp., Class B	$22,150
884	[2]	Radio One, Inc.	51,272
2,996	[2]	Ralcorp Holdings, Inc.	41,382
1,100	[2]	Rare Hospitality International, Inc.	34,031
3,920	[2]	Renaissance Worldwide, Inc.	14,700
800		Riviana Foods, Inc.	12,650
4,310	[2]	Romac International, Inc.	44,447
3,238		Ruby Tuesday, Inc.	67,796
3,200		Ruddick Corp.	36,600
3,771	[2]	Ryan's Family Steak Houses, Inc.	36,885
813	[2]	Saga Communications, Inc., Class A	16,463
600		Sanderson Farms, Inc.	4,350
1,600		Schweitzer-Mauduit International, Inc.	23,300
1,000	[2]	Scientific Games Holdings Corp.	18,500
38		Seaboard Corp.	6,840
2,700	[2]	Sinclair Broadcast Group, Inc.	21,094
1,697	[2]	Sirius Satellite Radio, Inc.	67,350
772		Smart & Final, Inc.	6,128
4,727	[2]	Smithfield Foods, Inc.	100,744
2,700		Smucker (J.M.) Co., Class A	43,200
1,905	[2]	Sonic Corp.	52,983
3,100	[2]	StaffMark, Inc.	20,344
603		Stepan, Co.	12,927
3,253	[2]	Suiza Foods Corp.	126,664
700		Tejon Ranch Co.	15,312
3,568	[2]	Tetra Tech, Inc.	84,071
4,600	[2]	Topps Co.	40,250
1,677	[2]	Triarc Companies, Inc., Class A	34,588
6,011		Tupperware Corp.	113,458
900	[2]	United Natural Foods, Inc.	13,612
400		United Television, Inc.	53,950
4,896		Universal Foods Corp.	80,478
3,000	[2]	Vlasic Foods International, Inc.	5,250
850	[2]	Volt Information Science, Inc.	29,378
1,100	[2]	Wackenhut Corrections Corp.	8,662
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
7,159	[2]	Westwood One, Inc.	$253,250
2,738	[2]	Whole Foods Market, Inc.	116,536
1,732	[2]	Wild Oats Markets, Inc.	22,949
1,000	[2]	Young Broadcasting, Inc., Class A	21,500
1,400		Zapata Corp.	5,600

		TOTAL	6,207,462

		Energy--3.0%
1,100	[2]	Atwood Oceanics, Inc.	66,687
2,970	[2]	Barrett Resources Corp.	94,297
1,489	[2]	Basin Exploration, Inc.	20,846
1,000	[2]	Belco Oil & Gas Corp.	8,812
1,900		Berry Petroleum Co., Class A	30,044
3,372	[2]	Brown (Tom), Inc.	64,068
2,400		Cabot Oil & Gas Corp., Class A	44,550
600	[2]	Cal Dive International, Inc.	29,850
8,184		Chesapeake Energy Corp.	30,690
5,085		Cross Timbers Oil Co.	73,415
958	[2]	Dril-Quip, Inc.	38,919
4,500		EEX Corp.	12,656
1,297	[2]	Evergreen Resources, Inc.	29,993
3,394	[2]	Forest Oil Corp.	37,970
3,067	[2]	Friede Goldman International, Inc.	18,977
6,351	[2]	Global Industries Ltd.	90,502
17,212	[2]	Grey Wolf, Inc.	69,924
1,700	[2]	HS Resources, Inc.	41,119
3,000	[2]	Hanover Compressor Co.	174,750
14,300	[2]	Harken Energy Corp.	9,831
5,161		Helmerich & Payne, Inc.	161,604
1,700	[2]	IRI International Corp.	13,281
4,800	[2]	Input/Output, Inc.	35,400
8,627	[2]	Key Energy Group, Inc.	84,113
2,030	[2]	Louis Dreyfus Natural Gas Corp.	56,840
5,962	[2]	Marine Drilling Cos., Inc.	155,012
2,792	[2]	Meridian Resource Corp.	10,121
2,146		Mitchell Energy & Development Corp., Class A	51,236
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
5,090	[2]	National-Oilwell, Inc.	$121,842
3,856	[2]	Newfield Exploration Co.	156,650
1,727	[2]	Nuevo Energy Co.	30,222
2,182	[2]	Oceaneering International, Inc.	37,639
2,200	[2]	Offshore Logistics, Inc.	26,675
6,900	[2]	Parker Drilling Co.	29,756
3,407	[2]	Patterson Energy, Inc.	96,248
8,130		Pennzoil-Quaker State Co.	88,922
10,458		Pioneer Natural Resources, Inc.	107,848
1,700	[2]	Plains Resources, Inc.	24,119
4,192		Pogo Producing Co.	107,420
6,299	[2]	Pride International, Inc.	142,515
1,176	[2]	SEACOR SMIT, Inc.	72,030
2,600	[2]	Seitel, Inc.	16,250
1,157		St. Mary Land & Exploration Co.	39,049
1,716	[2]	Stone Energy Corp.	81,081
2,037	[2]	Swift Energy Co.	41,631
3,400	[2]	Tesoro Petroleum Corp.	39,950
900	[2]	The Houston Exploration Co.	16,256
200	[2]	Thermo Ecotek Corp.	1,625
2,800	[2]	Transmontaigne, Co.	21,875
3,100	[2]	Tuboscope, Inc.	53,862
1,449	[2]	UTI Energy Corp.	50,353
5,139		Valero Energy Corp.	149,031
6,363	[2]	Varco International, Inc.	79,537
2,700	[2]	Veritas DGC, Inc.	64,800
4,626		Vintage Petroleum, Inc.	91,942

		TOTAL	3,344,635

		Financials--13.3%
1,195		1st Source Corp.	24,647
1,200	[2]	Acceptance Insurance Cos., Inc.	5,325
2,074		Advanta Corp., Class A	35,258
800		Advest Group, Inc.	15,650
2,407	[2]	Affiliated Managers Group	96,581
1,000		Alabama National Bancorp	20,000
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
352	[2]	Alexander's, Inc.	$23,056
1,200		Alexandria Real Estate Equities, Inc.	38,400
4,133		Alfa Corp.	74,394
510	[2]	Alleghany Corp.	85,967
1,080		Alliance Bancorp	17,887
6,516		Allied Capital Corp.	121,768
2,947		Amcore Financial, Inc.	58,756
1,612		AmerUs Life Holdings, Inc., Class A	32,139
847		American Annuity Group, Inc.	14,134
1,900		American Industrial Properties REIT	23,750
7,803	[2]	Americredit Corp.	145,819
1,500		Amli Residential Properties Trust	34,125
5,200	[2]	Amresco, Inc.	4,550
2,634		Anchor Bancorp Wisconsin, Inc.	41,485
800		Anchor Financial Corp.	23,050
700		Andover Bancorp, Inc.	19,119
1,300		Area Bancshares Corp.	25,350
1,746		Argonaut Group, Inc.	29,900
1,800		Associated Estates Realty Corp.	14,962
4,200		Associates First Capital Corp.	378
1,180	[2]	BOK Financial Corp.	19,359
4,694		BRE Properties, Inc., Class A	131,139
851		BSB Bancorp, Inc.	16,807
1,740		BT Financial Corp.	29,906
1,400		Baldwin & Lyons, Inc., Class B	27,475
400		BancFirst Corp.	10,775
700		BancFirst Ohio Corp.	13,562
5,261		BancWest Corp.	96,342
880		Banco Santander Puerto Rico	10,780
5,920		Bancorpsouth, Inc.	91,390
1,195		Bank Granite Corp.	24,348
3,400		Bank United Corp., Class A	112,837
4,600		BankAtlantic Bancorp, Inc., Class B	27,600
2,470		Banknorth Group, Inc.	58,971
2,454		Bay View Capital Corp.	17,638
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
2,132		Bedford Property Investors, Inc.	$37,576
1,773		Berkley, (W.R.) Corp.	37,455
1,400		Blanch, (E.W.) Holdings, Inc.	31,150
1,800		Boykin Lodging Co.	22,612
2,546		Bradley Real Estate, Inc.	45,987
3,675		Brandywine Realty Trust	63,853
1,729		Brenton Banks, Inc.	16,858
1,393		Brookline Bancorp, Inc.	13,146
1,117		Brown & Brown, Inc.	44,820
3,400		Burnham Pacific Properties, Inc.	25,075
2,400		CBL & Associates Properties, Inc.	56,250
2,038		CFS Bancorp, Inc.	17,960
1,724		CNA Surety Corp.	25,429
900		CPB, Inc.	22,387
1,550		CVB Financial Corp.	24,994
4,235		Cabot Industrial Trust	81,524
4,193		Camden Property Trust	118,976
2,300		Capital Automotive REIT	32,056
593		Capital City Bank Group, Inc.	11,415
9,536		Capital Federal Financial	92,976
5,734		Capstead Mortgage Corp.	21,144
2,670		Cash America International, Inc.	24,030
942		Cathay Bancorp, Inc.	42,861
2,113	[2]	Centennial Bancorp	20,470
2,400		Center Trust, Inc.	17,400
2,150		CenterPoint Properties Corp.	77,131
1,080		Century South Banks, Inc.	23,355
2,200		Charter Municipal Mortgage Acceptance Co.	26,262
2,210		Chateau Communities, Inc.	57,460
1,647		Chelsea GCA Realty, Inc.	53,733
1,472		Chemical Financial Corp.	40,480
2,940		Chittenden Corp.	78,094
4,225		Citizens Banking Corp.	75,522
1,833		City Holding Co.	24,287
2,717		Colonial Properties Trust	67,755
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
3,064		Commerce Bancorp, Inc.	$121,602
2,664		Commerce Group, Inc.	78,588
3,200		Commercial Net Lease Realty	35,200
1,246		Commonwealth Bancorp	16,198
4,904		Community First Bankshares, Inc.	82,755
1,267		Community Trust Bancorp, Inc.	22,648
800	[2]	CompuCredit Corp.	26,250
4,078		Cornerstone Realty Income Trust, Inc.	41,545
1,000		Corus Bankshares, Inc.	24,922
2,533		Cousins Properties, Inc.	99,420
3,850		Crawford & Co., Class B	52,937
2,400	[2]	Credit Acceptance Corp.	12,600
2,400		Crown American Realty Trust	13,350
1,000	[2]	DVI, Inc.	13,875
1,300		Dain Rauscher Corp.	80,519
3,200	[2]	Data Broadcasting Corp.	15,700
1,588	[2]	Delphi Financial Group, Inc., Class A	45,754
6,231		Developers Diversified Realty	94,633
1,318		Dime Community Bancorp, Inc.	22,818
3,400		Doral Financial Corp.	40,587
2,128		Downey Financial Corp.	63,574
2,400		East West Bancorp, Inc.	30,000
1,700		EastGroup Properties, Inc.	35,381
3,138		Eaton Vance Corp.	132,777
2,821		Enhance Financial Services Group, Inc.	28,563
1,500		Entertainment Properties Trust	20,437
4,000		Equity Inns, Inc.	26,500
1,900		Essex Property Trust, Inc.	73,387
992		F & M Bancorp	20,088
2,425		F & M National Corp.	58,048
1,400		FBL Financial Group, Inc., Class A	21,700
1,106		FCNB Corp.	15,726
2,207		FNB Corp.	43,590
1,000	[2]	FPIC Insurance Group, Inc.	14,375
570	[2]	Farm Family Holdings, Inc.	16,245
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
667		Farmers Capital Bank Corp.	$22,011
807	[2]	Federal Agricultural Mortgage Association, Class C	12,105
4,207		Federal Realty Investment Trust	89,399
5,300	[2]	FiNet.com, Inc.	4,637
1,150	[2]	Financial Federal Corp.	21,419
5,809		First American Financial Corp.	89,676
1,130		First Busey Corp.	21,752
1,641		First Charter Corp.	22,769
565		First Citizens Bancshares, Inc., Class A	35,666
600		First Commerce Bancshares, Inc., Class B	20,878
6,452		First Commmonwealth Financial Corp.	75,004
1,600		First Federal Capital Corp.	18,400
3,709		First Financial Bancorp	66,067
1,016		First Financial Bankshares, Inc.	27,432
657		First Financial Corp.	21,845
1,400		First Financial Holdings, Inc.	19,075
1,007		First Indiana Corp.	18,755
4,000		First Industrial Realty Trust	120,250
1,300		First Merchants Corp.	26,975
3,710		First Midwest Bancorp, Inc.	92,286
1,000	[2]	First Republic Bank	19,625
4,147		First Sentinel Bancorp, Inc.	31,102
2,700		First United Bancshares	44,381
1,181		First Washington Bancorp, Inc.	17,715
800		First Washington Realty Trust, Inc.	16,650
1,914	[2]	FirstFed Financial Corp.	23,925
2,436		Firstbank Corp.	43,087
800		Flagstar Bancorp, Inc.	10,800
2,400	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	18,750
1,527		Frontier Financial Corp.	28,798
3,753		Frontier Insurance Group, Inc.	3,049
1,118		GBC Bancorp	31,164
2,653		Gables Residential Trust	63,672
3,800		Gallagher (Arthur J.) & Co.	141,550
900		Glacier Bancorp, Inc.	12,825
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
3,238		Glenborough Realty Trust, Inc.	$47,760
2,500		Glimcher Realty Trust	34,375
800		Golf Trust of America, Inc.	13,800
1,723		Great Lakes REIT, Inc.	26,060
700		Great Southern Bancorp, Inc.	12,512
1,399		Greater Bay Bancorp	59,479
4,200		HCC Insurance Holdings, Inc.	49,350
3,036		HSB Group, Inc.	88,044
900	[2]	Hamilton Bancorp, Inc.	16,537
955		Hancock Holding Co.	33,067
1,323		Harbor Florida Bancshares, Inc.	13,891
1,400		Harleysville Group, Inc.	22,487
832		Harleysville National Corp.	24,336
945		Harris Financial, Inc.	5,965
5,250		Health Care Property Investors, Inc.	146,344
3,000		Health Care REIT, Inc.	47,812
1,000	[2]	HealthAxis, Inc.	5,250
4,170		Healthcare Realty Trust, Inc.	75,060
1,400		Hilb Rogal & Hamilton Co.	39,638
2,012		Home Properties of New York, Inc.	56,336
4,278		Horace Mann Educators Corp.	62,298
5,300		Hospitality Properties Trust	117,925
1,800		Hudson River Bancorp, Inc.	17,775
5,260		Hudson United Bancorp	118,679
7,445		INMC Mortgage Holdings, Inc.	97,250
1,250	[2]	INSpire Insurance Solutions, Inc.	3,750
3,500		IRT Property Co.	29,094
3,868	[2]	Imperial Bancorp	75,913
2,754	[2]	Imperial Credit Industries, Inc.	10,672
7,021		Independence Community Bank	82,497
1,300		Independent Bank Corp.	13,325
3,700		Innkeepers USA Trust	33,300
1,650		InterWest Bancorp, Inc.	26,400
1,299		International Bancshares Corp.	53,746
1,519		Investors Financial Services Corp.	123,988
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,127		Irwin Financial Corp.	$19,089
3,550		JDN Realty Corp.	34,391
1,339		JP Realty, Inc.	24,018
2,220		Jefferies Group, Inc.	48,979
737		John Nuveen & Co., Inc., Class A	29,388
730		Kansas City Life Insurance Co.	19,801
2,900		Kilroy Realty Corp.	69,963
2,800		Koger Equity, Inc.	49,000
3,300		Konover Property Trust, Inc.	19,388
2,900		LTC Properties, Inc.	17,219
1,300		LaSalle Hotel Properties	19,663
1,458		LandAmerica Financial Group, Inc.	25,697
2,110	[2]	Leap Wireless International, Inc.	108,401
4,163		Leucadia National Corp.	97,050
1,800		Lexington Corporate Properties Trust	20,250
1,648		Liberty Corp.	54,075
1,400		Liberty Financial Cos., Inc.	26,250
2,200	[2]	Local Financial Corp.	17,738
2,569		MAF Bancorp, Inc.	48,169
1,500		MGI Properties, Inc.	3,469
3,144		Macerich Co. (The)	72,902
2,105		Manufactured Home Communities, Inc.	52,625
455	[2]	Markel Corp.	65,975
1,200		Medallion Financial Corp.	19,875
2,452	[2]	Medical Assurance, Inc.	32,489
2,000		Merchants New York Bancorp, Inc.	33,375
4,024		Metris Cos., Inc.	150,900
888		Mid American Bancorp	20,979
1,921		Mid-American Apartment Communities, Inc.	45,864
1,177		Mid-State Bancshares	30,896
500		Midland Co.	12,484
900		Midwest Banc Holdings, Inc.	12,713
1,600		Mills Corp.	28,800
651		Mississippi Valley Bancshares, Inc.	14,322
4,925		Mony Group, Inc.	152,367
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
2,979		Morgan Keegan, Inc.	$47,478
1,870		NBT Bancorp, Inc.	19,752
1,541		National Bancorp Alaska, Inc.	57,017
1,846		National City Bancshares, Inc.	40,612
1,096	[2]	National Discount Brokers Group, Inc.	31,990
1,300		National Golf Properties, Inc.	24,863
2,600		National Health Investors, Inc.	31,200
1,860		National Penn Bancshares, Inc.	38,363
800	[2]	National Processing, Inc.	8,300
200	[2]	National Western Life Insurance Co., Class A	14,888
4,900		Nationwide Health Properties, Inc.	64,925
2,500	[2]	Net.B@nk, Inc.	25,938
1,000	[2]	New Century Financial Corp.	6,875
500	[2]	NextCard, Inc.	5,281
1,400		Niagara Bancorp, Inc.	13,913
1,500		Northwest Bancorp, Inc.	10,875
1,372		OceanFirst Financial Corp.	21,952
3,971	[2]	Ocwen Financial Corp.	28,790
6,264		Ohio Casualty Corp.	104,139
668		Old Kent Financial Corp.	20,139
914		Omega Financial Corp.	22,850
2,139		Omega Healthcare Investors	13,101
3,481		One Valley Bancorp West Virginia, Inc.	118,136
1,233		Oriental Financial Group	20,961
1,400		PFF Bancorp, Inc.	19,688
1,100	[2]	PICO Holdings, Inc.	11,550
1,824		PMA Capital Corp.	33,288
2,500		PS Business Parks, Inc.	55,625
2,556		Pacific Capital Bancorp	70,610
1,900		Pacific Gulf Properties, Inc.	40,850
900		Pan Pacific Retail Properties, Inc.	17,100
887		Park National Corp.	80,939
1,053		Parkway Properties, Inc.	31,590
600	[2]	Penn Treaty American Corp.	9,113
1,235		Pennsylvania Real Estate Investment Trust	21,304
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
600		Peoples Holding Co.	$14,400
900	[2]	Philadelphia Consolidated Holding Corp.	13,838
4,600		Phoenix Investment Partners Ltd.	39,963
2,900	[2]	Pinnacle Holdings, Inc.	162,944
2,800		Pioneer Group, Inc.	78,400
1,760		Premier National Bancorp, Inc.	22,880
3,921		Prentiss Properties Trust	93,124
2,500		Presidential Life Corp.	39,805
900		Prime Group Realty Trust	13,331
4,635		Prime Retail, Inc.	7,532
990	[2]	Professionals Group, Inc.	17,511
2,859		Provident Bankshares Corp.	42,709
1,772		Queens County Bancorp, Inc.	35,994
1,100		R&G Financial Corp., Class B	9,488
2,600		RFS Hotel Investors, Inc.	31,525
837		RLI Corp.	26,889
3,788		Radiant Group, Inc.	192,951
4,210		Raymond James Financial, Inc.	84,726
2,797		Realty Income Corp.	61,010
4,207		Reckson Associates Realty Corp.	84,403
789		Redwood Trust, Inc.	11,588
3,683		Regency Realty Corp.	81,486
6,900		Reliance Group Holdings, Inc.	18,975
600		Republic Bancorp Inc., Class A	4,716
4,809		Republic Bancorp, Inc.	47,489
600	[2]	Republic Bancshares, Inc.	7,050
5,181		Republic Security Financial Corp.	28,819
2,300		Resource America, Inc., Class A	15,884
2,088		Resource Bancshares Mortgage Group, Inc.	10,440
3,201		Richmond County Financial Corp.	54,817
2,000		Riggs National Corp.	27,125
900	[2]	Risk Capital Holdings, Inc.	13,852
2,793		S & T Bancorp, Inc.	49,052
1,258		SCPIE Holdings, Inc.	37,190
2,256		SL Green Realty Corp.	57,951
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
400		SLM Corp.	$16,000
1,000		Sandy Spring Bancorp, Inc.	23,750
1,100		Saul Centers, Inc.	16,981
2,800		Seacoast Financial Services Corp.	26,250
1,100		Second Bancorp, Inc.	18,769
4,203	[2]	Security Capital Group, Inc.	63,045
2,865		Selective Insurance Group, Inc.	54,256
1,025		Shoreline Financial Corp.	13,966
3,026		Shurgard Storage Centers, Inc., Class A	79,243
100		Siebert Financial Corp.	944
1,700	[2]	SierraCities, Inc.	10,200
2,037	[2]	Silicon Valley Bancshares	125,785
51		Simone Cent Holdings, Inc.	112
763		Simmons 1st National Corp., Class A	17,931
8,143		Sky Financial Group, Inc.	133,851
2,060		Smith (Charles E.) Residential Realty, Inc.	77,636
2,700		South Financial Group, Inc.	37,463
2,900	[2]	Southwest Bancorp. of Texas, Inc.	56,731
1,231		Southwest Securities Group, Inc.	50,625
1,300		Sovran Self Storage, Inc.	26,731
900		St. Francis Capital Corp.	12,769
1,500		StanCorp Financial Group, Inc.	43,688
1,446		State Auto Financial Corp.	14,460
4,130		Staten Island Bancorp, Inc.	70,984
2,710		Sterling Bancshares, Inc.	29,810
823		Sterling Financial Corp.	15,946
1,200		Stewart Information Services Corp.	17,100
2,924		Storage USA, Inc.	85,527
2,400		Summit Properties, Inc.	47,850
1,800		Sun Communities, Inc.	59,625
1,900	[2]	Superior National Insurance Group, Inc.	445
3,905		Susquehanna Bankshares, Inc.	53,938
600		Tanger Factory Outlet Centers, Inc.	13,050
3,600		Taubman Centers, Inc.	42,975
1,502		Texas Regional Bancshares, Inc., Class A	42,901
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,700		The Trust Company of New Jersey	$32,725
700	[2]	Three Rivers Bancorp, Inc.	6,169
2,300		Thornburg Mortgage Asset Co.	20,125
1,700		Town & Country Trust	29,325
1,200	[2]	Track Data Corp.	2,513
1,100		Trenwick Group, Inc.	15,538
1,400	[2]	Triad Guaranty, Inc.	29,400
5,584		Trustco Bank Corp.	66,659
1,606		Tucker Anthony Sutro Corp.	26,901
4,000	[2]	UICI	17,500
1,794		UMB Financial Corp.	65,033
1,604		US Restaurant Properties	20,351
1,040		USB Holdings Co., Inc.	14,358
1,400		USBANCORP, Inc.	7,613
5,600	[2]	Unicapital Corp.	7,700
5,486		United Assets Management Corp.	98,748
4,455		United Bankshares, Inc.	97,175
3,600		United Community Financial Corp.	20,250
10,739		United Dominion Realty Trust, Inc.	107,390
716		United Fire & Casualty Co.	12,530
1,706		United National Bancorp	33,374
1,056		Urban Shopping Centers, Inc.	34,056
200		Value Line, Inc.	7,000
5,800	[2]	Ventas, Inc.	22,838
4,500		W Holding Co., Inc.	41,063
400		WFS Financial, Inc.	7,800
5,699		Washington Federal, Inc.	99,376
3,724		Washington Real Estate Investment Trust	59,817
3,956		Webster Financial Corp. Waterbury	84,560
2,800		Weingarten Realty Investors	113,400
218		Wells Fargo Co.	8,952
2,081		Wesbanco, Inc.	47,343
1,602		West Coast Bancorp	16,621
941		Westcorp, Inc.	12,998
1,800		Western Properties Trust	20,363
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
3,013		Westfield America, Inc.	$41,240
2,354		Whitney Holding Corp.	82,096
14,500	[2]	Wyndham International, Inc., Class A	29,906
1,000		Zenith National Insurance Corp.	24,500

		TOTAL	14,857,422

		Health Care--8.3%
1,884	[2]	Abgenix, Inc.	168,736
498	[2]	Accredo Health, Inc.	14,006
2,132	[2]	Acuson Corp.	26,250
2,000	[2]	Advance Paradigm, Inc.	25,000
1,800	[2]	Affymetrix, Inc.	243,113
1,300	[2]	Alaris Medical, Inc.	2,275
648	[2]	Albany Molecular Research, Inc.	28,431
1,300	[2]	Algos Pharmaceuticals Corp.	19,500
2,521	[2]	Alkermes, Inc.	134,243
2,000		Alpharma, Inc., Class A	77,250
2,200	[2]	AmeriPath, Inc.	17,188
1,600	[2]	American Superconductor Corp.	61,100
1,300	[2]	Anesta Corp.	24,538
5,426	[2]	Apria Healthcare Group, Inc.	75,625
1,200		Arrow International, Inc.	40,950
1,400	[2]	Aviron	33,688
500	[2]	Bacou U.S.A., Inc.	9,938
1,375	[2]	Barr Laboratories, Inc.	59,383
10,000	[2]	Beverly Enterprises, Inc.	33,750
5,500	[2]	Bio-Technology General Corp.	77,344
1,525	[2]	Biomatrix, Inc.	29,070
1,100	[2]	BriteSmile, Inc.	7,563
1,600	[2]	CONMED Corp.	41,800
6,013	[2]	Catalytica, Inc.	66,895
5,400	[2]	Celgene Corp.	254,138
2,099	[2]	Cell Pathways, Inc.	54,443
3,186	[2]	Cephalon, Inc.	179,213
1,000	[2]	Chattem, Inc.	12,750
1,438	[2]	Chirex, Inc.	24,446
Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--continued
655	[2]	Closure Medical Corp.	$12,240
2,400	[2]	Columbia Laboratories, Inc.	22,650
1,451		Cooper Companies, Inc.	48,790
2,375	[2]	Cor Therapeutics, Inc.	180,945
1,557	[2]	Corixa Corp.	47,878
1,757	[2]	Coulter Pharmaceutical, Inc.	32,065
6,200	[2]	Covance, Inc.	56,963
6,174	[2]	Coventry Health Care, Inc.	65,599
1,900	[2]	Cyberonics, Inc.	38,713
2,299	[2]	Cygnus, Inc.	28,738
1,300		Datascope Corp.	43,063
1,200		Diagnostic Products Corp.	36,825
4,611	[2]	Dura Pharmaceuticals, Inc.	59,943
2,100	[2]	Duramed Pharmaceuticals, Inc.	9,909
1,900	[2]	Eclipse Surgical Technologies, Inc.	7,956
1,424	[2]	Entremed, Inc.	74,671
2,287	[2]	Enzo Biochem, Inc.	92,624
3,838	[2]	Enzon, Inc.	142,966
5,116	[2]	First Health Group Corp.	155,718
1,400	[2]	Geltex Pharmaceuticals, Inc.	22,313
4,587	[2]	Gilead Sciences, Inc.	248,558
1,000	[2]	Gliatech, Inc.	15,250
2,403	[2]	Guilford Pharmaceuticals, Inc.	41,752
2,699	[2]	Haemonetics Corp.	62,077
2,000	[2]	Hanger Orthopedic Group, Inc.	10,000
2,600	[2]	Hemispherx Biopharma, Inc.	20,150
6,000		Hooper Holmes, Inc.	104,250
4,837	[2]	Human Genome Sciences, Inc.	370,333
4,400	[2]	IDEC Pharmaceuticals Corp.	281,600
3,836	[2]	IDEXX Laboratories, Inc.	100,695
2,959	[2]	Imclone Systems, Inc.	269,269
822	[2]	Impath, Inc.	37,812
2,539	[2]	Incyte Pharmaceuticals, Inc.	195,503
1,419	[2]	Inhale Therapeutic Systems	87,801
2,500		Invacare Corp.	66,875
Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--continued
678	[2]	Invitrogen Corp.	$42,290
3,202	[2]	Isis Pharmaceuticals, Inc.	35,622
5,716		Jones Pharma, Inc.	164,692
1,200	[2]	KV Pharmaceutical Co., Class B	31,500
2,878	[2]	King Pharmaceuticals, Inc.	142,101
3,034	[2]	LCA Vision, Inc.	10,998
6,800	[2]	Laboratory Corporation of America Holdings	40,375
2,600	[2]	Laser Vision Centers, Inc.	10,563
1,700	[2]	LaserSight, Inc.	8,500
3,200	[2]	LifePoint Hospitals, Inc.	54,800
4,692	[2]	Ligand Pharmaceuticals, Inc., Class B	61,876
4,100	[2]	Liposome Co., Inc.	71,750
2,200	[2]	Macrochem Corp.	13,888
3,400	[2]	Magellan Health Services, Inc.	12,750
600	[2]	Mannatech, Inc.	1,800
3,900	[2]	Matria Healthcare, Inc.	17,306
1,200	[2]	Maximus, Inc.	28,275
2,961	[2]	Medicis Pharmaceutical Corp., Class A	129,544
2,162		Mentor Corp.	38,240
4,738	[2]	Mid Atlantic Medical Services, Inc.	44,123
7,734	[2]	Millennium Pharmaceuticals, Inc.	613,886
329		Mine Safety Appliances Co.	21,385
1,500	[2]	NCS HealthCare, Inc., Class A	1,219
1,237	[2]	Neurogen Corp.	36,182
1,500	[2]	Novoste Corp.	61,500
3,100	[2]	Oakley, Inc.	35,650
1,700	[2]	Ocular Sciences, Inc.	28,156
3,232	[2]	Organogenesis, Inc.	36,966
4,220	[2]	Orthodontic Centers of America, Inc.	89,411
1,500	[2]	Osteotech, Inc.	10,688
2,700	[2]	Parexel International Corp.	24,300
1,700	[2]	Pathogenesis Corp.	36,125
1,600	[2]	Pediatrix Medical Group	13,200
1,951	[2]	Pharmaceutical Product Development, Inc.	32,801
1,800	[2]	Pharmaceutical Resources, Inc.	11,475
Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--continued
1,574	[2]	Pharmacyclics, Inc.	$71,420
8,100	[2]	Phycor, Inc.	4,809
1,952	[2]	Protein Design Laboratories, Inc.	198,128
1,261	[2]	Province Heathcare Co.	36,411
4,220	[2]	Quest Diagnostic, Inc.	245,551
7,367	[2]	Quorum Health Group, Inc.	78,274
1,700	[2]	Regeneron Pharmaceuticals, Inc.	48,556
4,675	[2]	Renal Care Group, Inc.	104,311
2,050	[2]	Res-Care, Inc.	22,422
3,102	[2]	ResMed, Inc.	105,468
3,441	[2]	Respironics, Inc.	55,916
3,600	[2]	Rexall Sundown, Inc.	69,300
9,239	[2]	SICOR, Inc.	104,516
941	[2]	SafeScience, Inc.	8,940
1,600	[2]	SangStat Medical Corp.	46,000
500	[2]	Schein Pharmaceutical, Inc.	7,125
2,002	[2]	Serologicals Corp.	7,257
2,850	[2]	Sierra Health Services, Inc.	10,153
2,600	[2]	Sola International, Inc.	11,700
7,037	[2]	Steris Corp.	63,333
4,900	[2]	Summit Technology, Inc.	43,488
2,400	[2]	Sunrise Medical, Inc.	12,600
4,700	[2]	Sunrise Technologies International, Inc.	30,256
1,989	[2]	SuperGen, Inc.	65,886
1,000	[2]	Syncor International Corp.	41,250
2,100	[2]	Techne Corp.	149,363
2,800	[2]	Theragenics Corp.	27,825
1,625	[2]	Thermo Cardiosystems, Inc.	18,586
8,000	[2]	Total Renal Care Holdings, Inc.	23,000
2,074	[2]	Transkaryotic Therapies, Inc.	62,090
900	[2]	Trex Medical Corp.	2,475
3,532	[2]	Triad Hospitals, Inc.	60,706
3,401	[2]	Triangle Pharmaceuticals, Inc.	22,000
2,374	[2]	Twinlab Corp.	17,805
6,108	[2]	US Oncology, Inc.	20,996
Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--continued
3,200		Varian Medical Systems, Inc.	$128,000
1,400	[2]	Ventana Medical Systems	39,463
2,674	[2]	Vertex Pharmaceuticals, Inc.	139,717
1,700	[2]	Vical, Inc.	30,600
700		Vital Signs, Inc.	14,000
1,800	[2]	Wesley Jessen VisionCare, Inc.	70,875

		TOTAL	9,269,628

		Technology--26.5%
1,527	[2]	24/7 Media, Inc.	29,967
2,200	[2]	3DFX Interactive, Inc.	22,825
1,000	[2]	ACT Networks, Inc.	12,375
3,772	[2]	ACTV, Inc.	68,368
2,500	[2]	AVT Corp.	27,656
414	[2]	About.com, Inc.	14,205
4,300	[2]	Acclaim Entertainment, Inc.	11,758
2,100	[2]	Actel Corp.	77,306
2,700	[2]	Activision, Inc.	16,875
2,563	[2]	Actuate Software Corp.	76,730
3,350	[2]	Adaptive Broadband Corp.	108,875
2,078	[2]	Adtran, Inc.	140,395
4,200	[2]	Advanced Digital Information Corp.	103,163
7,521	[2]	Advanced Fibre Communications	343,616
900	[2]	Advantage Learning Systems, Inc.	13,106
2,600	[2]	Advent Software, Inc.	136,500
1,900	[2]	Aeroflex, Inc.	70,775
568	[2]	Akamai Technologies, Inc.	56,132
1,400	[2]	Allaire Corp.	77,088
2,900	[2]	Allen Telecom, Inc.	51,475
2,600	[2]	Alliance Semiconductor Corp.	52,975
3,474	[2]	Alpha Industries, Inc.	180,648
4,382	[2]	American Management System, Inc.	162,134
325	[2]	American Satellite Network, Warrants	0
1,700	[2]	American Xtal Technology, Inc.	41,464
9,445	[2]	Amkor Technology, Inc.	577,916
4,300	[2]	Ampex, Inc., Class A	12,094
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
1,200	[2]	Anacomp, Inc.	$14,550
2,795	[2]	Anadigics, Inc.	210,324
643		Analogic Corp.	26,162
2,300		Analysts International Corp.	25,588
2,856	[2]	Ancor Communications, Inc.	86,216
8,555	[2]	Andrew Corp.	251,838
2,700	[2]	Anicom, Inc.	12,825
2,200	[2]	Anixter International, Inc.	74,113
2,833	[2]	AnswerThink Consulting Group, Inc.	54,535
2,505	[2]	Antec Corp.	134,644
1,950	[2]	Apex, Inc.	57,647
500	[2]	AppliedTheory Corp.	5,500
2,500	[2]	Ashton Techonology Group, Inc.	11,875
4,951	[2]	Aspect Telecommunications Corp.	175,761
4,800	[2]	Aspect Development, Inc.	331,800
2,627	[2]	Aspen Technology, Inc.	92,930
3,119	[2]	Asyst Technologies, Inc.	166,867
2,800	[2]	Auspex Systems, Inc.	21,350
900	[2]	Autobytel.com, Inc.	5,316
700	[2]	Autoweb.com, Inc.	2,756
4,018	[2]	Avant! Corp.	72,324
2,318	[2]	Avid Technology, Inc.	31,873
1,700	[2]	Aware, Inc.	66,300
2,920	[2]	Axent Technologies, Inc.	58,765
1,150	[2]	BARRA, Inc.	48,444
2,600	[2]	Banyan Systems, Inc.	36,075
3,900	[2]	Billing Information Concepts Corp.	20,902
3,472	[2]	BindView Development Corp.	27,993
887	[2]	Bio Rad Laboratories, Inc., Class A	22,619
757	[2]	Bottomline Technologies, Inc.	27,252
5,566	[2]	Brightpoint, Inc.	65,748
1,879	[2]	Brio Technology, Inc.	46,505
17,407	[2]	Broadvision, Inc.	764,820
1,158	[2]	Brooks Automation, Inc.	103,858
1,128	[2]	Brooktrout Technology, Inc.	30,456
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
4,030	[2]	Burr Brown Corp.	$274,544
4,231	[2]	C-Cube Microsystems, Inc.	271,842
965	[2]	CACI International, Inc., Class A	22,617
739	[2]	CAIS Internet, Inc.	9,792
2,283	[2]	CCC Information Services Group, Inc.	31,677
5,200	[2]	CHS Electronics, Inc.	442
1,350	[2]	CTC Communications Group, Inc.	45,563
2,950	[2]	Cable Design Technologies, Class A	101,038
5,400	[2]	Cambridge Technology Partners, Inc.	59,400
500	[2]	Careerbuilder, Inc.	1,438
1,000	[2]	Carrier Access Corp.	43,625
500		Catapult Communications Corp.	4,156
5,454	[2]	Celera Genomics Group	449,955
3,600	[2]	Cellstar Corp.	20,700
53	[2]	Centennial Technologies, Inc.	451
7,000	[2]	Century Business Services, Inc.	22,750
4,709	[2]	Ciber, Inc.	85,056
6,837	[2]	Cirrus Logic, Inc.	111,956
700	[2]	CoStar Group, Inc.	16,789
642	[2]	Cognizant Technology Solutions Corp.	29,452
2,567	[2]	Coherent, Inc.	148,405
2,068		Cohu, Inc.	78,713
1,778	[2]	Com21, Inc.	49,784
5,026	[2]	CommScope, Inc.	238,735
2,452	[2]	Complete Business Solutions, Inc.	56,090
5,100	[2]	Compucom System, Inc.	17,531
2,400	[2]	Computer Network Technology	38,700
1,700		Computer Task Group, Inc.	14,450
4,391	[2]	Concentric Network Corp.	191,009
1,496	[2]	Concord Communications, Inc.	41,888
1,426	[2]	Concur Technologies, Inc.	10,873
5,413	[2]	Concurrent Computer Corp.	54,130
1,400	[2]	Cotelligent, Inc.	9,013
2,232	[2]	Credence Systems Corp.	318,618
2,621	[2]	Cree Research, Inc.	381,356
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
1,841	[2]	Cybercash, Inc.	$13,635
1,650	[2]	Cybex Computer Products Corp.	45,169
2,948	[2]	Cymer, Inc.	115,156
10,949	[2]	Cypress Semiconductor Corp.	568,664
3,753	[2]	Cytyc Corp.	167,947
1,000	[2]	DBT Online, Inc.	19,688
2,635	[2]	DSP Group, Inc.	187,414
6,127		Dallas Semiconductor Corp.	263,078
1,660	[2]	Datastream Systems, Inc.	23,240
3,163	[2]	Dendrite International, Inc.	72,354
1,600	[2]	Digital River, Inc.	24,000
7,090	[2]	Digtial Microwave Corp.	261,887
1,534	[2]	Documentum, Inc.	90,506
1,042	[2]	EMCORE Corp.	90,394
2,700	[2]	ESS Technology, Inc.	35,100
600	[2]	EarthWeb, Inc.	10,800
1,941	[2]	Echelon Corp.	63,204
3,644	[2]	Eclipsys Corp.	29,152
900	[2]	Electric Lightwave, Inc., Class A	19,856
2,100	[2]	Electroglas, Inc.	81,375
3,405	[2]	Emulex Corp.	154,502
1,300	[2]	Engineering Animation, Inc.	11,009
1,668	[2]	Entrust Technologies, Inc.	81,941
4,349	[2]	Epicor Software Corp.	17,396
1,833	[2]	Exar Corp.	146,955
1,200	[2]	Excalibur Technologies Corp.	42,600
2,444	[2]	Exchange Applications, Inc.	29,786
2,584	[2]	FSI International, Inc.	38,599
2,020		FactSet Research Systems	58,075
1,065		Fair Isaac & Co., Inc.	45,063
3,400	[2]	Filenet Corp.	99,875
1,700	[2]	First Consulting Group, Inc.	15,300
900	[2]	FlashNet Communications, Inc.	3,178
3,700	[2]	GT Interactive Software	7,631
2,800	[2]	GenRad, Inc.	20,825
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
3,200	[2]	General Semiconductor, Inc.	$64,000
2,100		Gerber Scientific, Inc.	29,138
6,486	[2]	Glenayre Technologies, Inc.	85,534
80	[2]	Global Sources Ltd.	2,907
1,729	[2]	Globix Corp.	38,903
2,384	[2]	Go2Net, Inc.	141,848
1,043	[2]	Great Plains Software, Inc.	44,132
2,560	[2]	HNC Software	126,720
4,061	[2]	Harbinger Corp.	76,651
2,768	[2]	Harmonic Lightwaves, Inc.	204,313
1,100	[2]	HearMe, Inc.	8,027
2,329		Helix Technology Corp.	118,925
2,852		Henry Jack & Associates, Inc.	112,654
700	[2]	Hi/fn, Inc.	23,756
2,580	[2]	Hutchinson Technology, Inc.	32,895
3,338	[2]	Hyperion Solutions Corp.	101,235
1,500	[2]	IDX Systems Corp.	25,406
2,050	[2]	IMRglobal Corp.	26,394
871	[2]	IPC Information Systems, Inc.	145,457
2,664	[2]	ISS Group, Inc.	240,926
900	[2]	ITI Technologies, Inc.	23,119
2,400	[2]	Identix, Inc.	35,850
3,801	[2]	Imation Corp.	106,666
2,348	[2]	In Focus Systems, Inc.	70,293
4,448	[2]	Inacom Corp.	6,950
600	[2]	Inet Technologies, Inc.	25,875
3,037	[2]	InfoCure Corp.	27,713
1,778	[2]	Informatica Corp.	74,565
28,067	[2]	Informix Corp.	308,737
1,600		Innovex, Inc.	14,000
8,839	[2]	Integrated Device Technology, Inc.	424,824
2,161		Inter-Tel, Inc.	43,760
4,600	[2]	Intergraph Corp.	31,338
5,214	[2]	International Rectifier Corp.	256,138
3,344	[2]	Intervoice, Inc.	53,295
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
1,500	[2]	Intraware, Inc.	$24,000
28,128	[2]	Iomega Corp.	100,206
2,200	[2]	JDA Software Group, Inc.	40,975
700	[2]	Juno Online Services, Inc.	6,956
591	[2]	Kana Communications, Inc.	25,153
2,927	[2]	Kent Electronics Corp.	85,432
7,000	[2]	Komag, Inc.	20,563
3,119	[2]	Kopin Corp.	241,528
1,225	[2]	Kronos, Inc.	39,353
2,457	[2]	Kulicke & Soffa Industries	192,414
4,440	[2]	LTX Corp.	203,130
12,337	[2]	Lam Research Corp.	565,960
1,970	[2]	Lason Holdings, Inc.	8,865
300	[2]	Latitude Communications, Inc.	4,350
4,747	[2]	Lattice Semiconductor Corp.	319,829
1,000	[2]	Launch Media, Inc.	10,438
4,657	[2]	Learn2.Com, Inc.	13,098
1,834	[2]	MAPICS, Inc.	12,150
3,466	[2]	MEMC Electronic Materials	60,222
1,700	[2]	MICROS Systems Corp.	68,425
700	[2]	MKS Instruments, Inc.	32,900
3,300	[2]	MMC Networks, Inc.	87,450
2,454	[2]	MRV Communications, Inc.	169,173
3,193	[2]	MTI Technology Corp.	49,492
2,000		MTS Systems Corp.	15,125
443	[2]	Manhattan Associates, Inc.	10,632
2,130	[2]	Manugistics Group, Inc.	91,191
300	[2]	Marketwatch.Com, Inc.	4,519
3,667	[2]	Mastech Corp.	110,010
7,119	[2]	Maxtor Corp.	84,983
1,000	[2]	Maxwell Technologies, Inc.	15,125
2,400	[2]	Mechanical Technology, Inc.	42,450
1,300	[2]	Mediconsult.com, Inc.	2,661
3,744	[2]	Medquist, Inc.	132,678
6,694	[2]	Mentor Graphics Corp.	87,859
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
1,600	[2]	Mercator Software, Inc.	$58,900
2,132	[2]	Mercury Computer Systems, Inc.	81,949
7,999	[2]	Mercury Interactive Corp.	719,910
8,500	[2]	Merisel, Inc.	11,422
3,026	[2]	MessageMedia, Inc.	16,643
3,752		Methode Electronics, Inc., Class A	156,353
1,567	[2]	Metricom, Inc.	43,974
700	[2]	Metro Information Services, Inc.	9,538
3,000	[2]	Micrel, Inc.	259,500
8,041	[2]	MicroStrategy, Inc.	208,061
2,183	[2]	Micromuse, Inc.	214,207
3,700	[2]	Micron Electronics, Inc.	39,544
1,000	[2]	Molecular Devices Corp.	42,984
1,911	[2]	Motient Corp.	23,888
1,406	[2]	Multex.com, Inc.	28,559
1,200	[2]	NBC Internet, Inc., Class A	27,750
1,765	[2]	NVIDIA Corp.	157,306
3,337		National Computer Systems, Inc.	171,647
2,518	[2]	National Instruments Corp.	122,753
1,400	[2]	Navarre Corp.	3,763
2,700	[2]	NeoMagic Corp.	9,113
700	[2]	Neon Systems, Inc.	15,488
1,100	[2]	Net Perceptions, Inc.	21,313
600	[2]	NetObjects, Inc.	8,025
800	[2]	Netopia, Inc.	33,400
2,300	[2]	Network Equipment Technologies, Inc.	18,975
1,300	[2]	Network Peripherals, Inc.	36,400
1,400	[2]	ONYX Software Corp.	29,838
400	[2]	Omega Research, Inc.	1,275
1,300	[2]	OnHealth Network Co.	4,834
1,900	[2]	OneMain.com, Inc.	12,113
3,521	[2]	Open Market, Inc.	36,310
6,722	[2]	P-COM, Inc.	72,682
200	[2]	PC Order.com Inc.	3,225
1,352	[2]	PLX Technology, Inc.	44,532
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
2,066	[2]	PRI Automation, Inc.	$165,022
4,900	[2]	PTEK Holdings, Inc.	24,806
7,100	[2]	Pairgain Technologies, Inc.	176,613
1,950	[2]	Pegasus Systems, Inc.	34,613
3,013	[2]	Pegasystems, Inc.	26,740
5,376	[2]	Peregrine Systems, Inc.	129,360
4,814		PerkinElmer, Inc.	263,567
1,636	[2]	Pervasive Software, Inc.	11,503
2,463	[2]	Phoenix Technology, Ltd.	48,336
2,247	[2]	Photronics, Inc.	74,853
4,300	[2]	PictureTel Corp.	18,275
4,057	[2]	Pinnacle Systems, Inc.	97,368
2,390		Pioneer Standard Electronics, Inc.	36,597
1,727	[2]	Plantronics, Inc.	152,840
4,642		Polaroid Corp.	93,710
3,709	[2]	Policy Management System Corp.	49,144
2,242	[2]	Polycom, Inc.	177,398
2,302	[2]	Power Integrations, Inc.	52,371
500	[2]	Private Business, Inc.	1,344
1,523	[2]	ProBusiness Services, Inc.	40,169
5,200	[2]	Procure Net, Inc.	780
3,238	[2]	Progress Software Corp.	64,760
1,362	[2]	Project Software & Development, Inc.	41,541
2,160	[2]	Proxicom, Inc.	73,845
1,243	[2]	Proxim, Inc.	95,633
1,900	[2]	ProxyMed, Inc.	3,088
2,267	[2]	PubliCARD, Inc.	13,744
1,149	[2]	QRS Corp.	37,917
2,400	[2]	QuadraMed Corp.	9,375
2,243	[2]	REMEC, Inc.	85,094
3,766	[2]	RSA Security, Inc.	221,017
500	[2]	RWD Technologies, Inc.	4,000
1,050	[2]	RadiSys Corp.	43,444
1,608	[2]	Radiant Systems, Inc.	29,949
4,134	[2]	Rare Medium Group, Inc.	85,005
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
1,500	[2]	Razorfish, Inc.	$28,406
4,900	[2]	Read-Rite Corp.	14,700
2,633	[2]	Remedy Corp.	139,878
3,915	[2]	S1 Corp.	212,633
7,935	[2]	S3, Inc.	111,586
3,002	[2]	SAGA Systems, Inc.	55,912
1,314	[2]	SCM Microsystems, Inc.	103,970
1,350	[2]	SERENA Software, Inc.	29,531
800	[2]	SPSS, Inc.	22,800
1,100	[2]	SS&C Technologies, Inc.	4,813
2,600	[2]	SVI Holdings, Inc.	23,888
1,400	[2]	Sagent Technology, Inc.	11,113
361	[2]	SalesLogix Corp.	5,280
1,300	[2]	Sanchez Computer Associates	25,188
5,106	[2]	Sandisk Corp.	467,837
1,900	[2]	Santa Cruz Operation, Inc.	11,519
2,541	[2]	Sawtek, Inc.	121,492
3,324	[2]	Semtech Corp.	226,655
3,500	[2]	Silicon Valley Group, Inc.	99,750
600	[2]	Siliconix, Inc.	49,763
1,900	[2]	Sipex Corp.	43,463
509	[2]	Siti-Sites.com, Inc.	334
1,955	[2]	SoftNet Systems, Inc.	29,325
1,400	[2]	Source Media, Inc.	11,200
2,633	[2]	SpeedFam-IPEC, Inc.	41,634
1,700	[2]	Sportsline USA, Inc.	32,619
1,772	[2]	Spyglass, Inc.	93,916
3,725	[3]	Structural Dynamics Research Corp.	49,822
400	[2]	Sunquest Information Systems, Inc.	4,550
800	[2]	Superior Consultant Holdings Corp.	11,350
8,500	[2]	Sybase, Inc.	171,594
2,300	[2]	Sykes Enterprises, Inc.	46,000
500	[2]	Syntel, Inc.	5,563
3,357	[2]	Systems & Computer Technology Corp.	79,099
1,800	[2]	THQ, Inc.	27,900
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
4,400	[2]	Technology Solutions Corp.	$28,875
2,873	[2]	Tekelec, Inc.	100,555
4,611		Tektronix, Inc.	266,862
1,300	[2]	Telescan, Inc.	12,838
500	[2]	TenFold Corp.	12,781
1,590	[2]	Terayon Communication Systems, Inc.	147,870
600	[2]	TheStreet.com, Inc.	3,788
1,100	[2]	Theglobe.com, Inc.	3,919
400	[2]	Thermo Optek Corp.	5,875
600	[2]	Thermoquest Corp.	10,088
5,251	[2]	Titan Corp.	225,465
1,400	[2]	Towne Services, Inc.	2,013
4,026	[2]	TranSwitch Corp.	354,540
3,403	[2]	Transaction Systems Architects, Inc., Class A	55,511
2,200	[2]	Trimble Navigation Ltd.	60,775
3,085	[2]	Triquint Semiconductor, Inc.	317,177
1,200	[2]	Tut Systems, Inc.	57,600
4,463	[2]	Tyler Technologies, Inc.	23,989
4,500	[2]	UNOVA, Inc.	63,000
2,286	[2]	USinternetworking, Inc.	56,864
2,229	[2]	Ultratech Stepper, Inc.	33,296
500	[2]	Unigraphics Solutions, Inc.	13,438
3,226	[2]	Varian Semiconductor Equipment Associates, Inc.	216,949
3,252	[2]	Varian, Inc.	118,292
1,021	[2]	Veeco Instruments, Inc.	63,430
3,240	[2]	Verity, Inc.	105,098
7,425	[2]	VerticalNet, Inc.	400,950
2,582	[2]	Visual Networks, Inc.	100,698
3,300	[2]	WESCO International, Inc.	30,525
4,196	[2]	Wave Systems Corp.	80,511
2,300	[2]	Wavo Corp.	5,894
1,375	[2]	WebTrends Corp.	45,117
1,800	[2]	Westell Technologies, Inc., Class A	51,188
13,458	[2]	Western Digital Corp.	93,365
5,473	[2]	Wind River Systems, Inc.	233,629
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
4,719	[2]	World Access, Inc.	$74,324
1,100	[2]	WorldGate Communications, Inc.	25,919
2,768	[2]	Xircom, Inc.	109,163
28	[2]	ZAP.com Corp.	172
2,558	[2]	Zebra Technologies Corp., Class A	145,806
900	[2]	eFax.com, Inc.	1,969
4,472	[2]	eLoyalty Corp.	73,509
400	[2]	eShare Technologies, Inc.	2,850
1,724	[2]	iVillage, Inc.	17,348

		TOTAL	29,511,986

		Transportation--2.1%
800	[2]	AHL Services, Inc.	7,750
6,000	[2]	AirTran Holdings, Inc.	25,500
5,071		Airborne Freight Corp.	108,710
2,600	[2]	Alaska Air Group, Inc.	74,750
4,496		Alexander and Baldwin, Inc.	94,416
3,446	[2]	America West Holdings Corp., Class B	50,398
900	[2]	American Classic Voyages	18,056
2,300	[2]	American Freightways Corp.	42,838
300	[2]	Amtran, Inc.	4,950
2,000		Arnold Industries, Inc.	23,375
1,203	[2]	Atlantic Coast Airlines Holdings	35,940
1,472	[2]	Atlas Air, Inc.	51,428
4,293		C.H. Robinson Worldwide, Inc.	214,650
1,000	[2]	Carey International, Inc.	9,250
400	[2]	Cheap Tickets, Inc.	4,400
1,300		Circle International Group, Inc.	34,531
2,200	[2]	Consolidated Freightways Corp.	13,750
800	[2]	Covenant Transport, Inc., Class A	10,550
1,603	[2]	EGL, Inc.	36,769
3,236		Florida East Coast Industries, Inc.	159,171
1,500	[2]	Forward Air Corp.	51,563
2,100	[2]	Fritz Companies, Inc.	20,213
1,800	[2]	Frontier Airlines, Inc.	27,450
1,845	[2]	Heartland Express, Inc.	31,134
Shares			Value
		COMMON STOCKS--continued[1]
		Transportation--continued
700	[2]	Hub Group, Inc.	$8,400
2,226		Hunt (J.B.) Transportation Services, Inc.	36,729
3,453	[2]	Iron Mountain, Inc.	120,855
2,559	[2]	Kirby Corp.	52,939
700	[2]	Knight Transportation, Inc.	12,863
994	[2]	Landstar System, Inc.	56,907
1,000	[2]	M.S. Carriers, Inc.	23,750
3,000	[2]	Mesa Air Group, Inc.	19,500
1,250	[2]	Mesaba Holdings, Inc.	15,625
1,500	[2]	Midwest Express Holdings, Inc.	37,969
2,619		Overseas Shipholding Group, Inc.	68,585
1,400		RPC Energy Services, Inc.	14,175
1,325		Roadway Express, Inc.	31,138
4,925		Rollins Truck Leasing Corp.	48,942
2,200		SkyWest, Inc.	92,675
3,850	[2]	Swift Transportation Co.	77,241
6,200	[2]	Trans World Airlines, Inc.	12,788
1,300	[2]	Travelocity.com, Inc.	22,913
700	[2]	US Xpress Enterprises, Inc., Class A	5,863
2,761		USFreightways Corp.	128,732
3,205		Werner Enterprises, Inc.	60,094
4,481		Westinghouse Air Brake, Co.	50,691
5,400	[2]	Wisconsin Central Transportation Corp.	78,638
2,600	[2]	Yellow Corp.	49,563

		TOTAL	2,279,117

		Utilities--3.1%
5,934		AGL Resources, Inc.	103,845
934		American States Water Co.	28,137
3,250		Atmos Energy Corp.	51,594
3,800		Avista Corp.	112,338
2,226		Black Hills Corp.	51,059
1,758		CH Energy Group, Inc.	57,904
3,383		CMP Group, Inc.	97,896
900		CTG Resources, Inc.	34,706
1,200		California Water Service Group	27,975
Shares			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
1,200		Cascade Natural Gas Corp.	$19,350
466	[2]	Citizens Utilities Co., Class B	7,480
2,349		Cleco Corp.	80,894
900		E'Town Corp.	58,669
2,817		Eastern Enterprises	171,485
6,197	[2]	El Paso Electric Co.	68,554
1,800		Empire Distribution Electric Co.	38,813
2,800		Energen Corp.	51,285
3,444		Equitable Resources, Inc.	159,716
3,359		Hawaiian Electric Industries, Inc.	124,283
3,921		Idacorp, Inc.	144,587
1,968		Laclede Gas Co.	38,622
5,944		MDU Resources Group, Inc.	129,654
1,700		Madison Gas & Electric Co.	30,813
1,329		NUI Corp.	35,551
1,858		New Jersey Resources Corp.	74,785
2,612		Northwest Natural Gas Co.	57,464
2,409		Northwestern Corp.	55,407
3,295		ONEOK, Inc.	83,199
2,487		Otter Tail Power Co.	64,662
3,711		Philadelphia Suburban Corp.	89,064
3,238		Piedmont Natural Gas, Inc.	91,474
3,754		Public Service Co. New Mexico	67,572
3,780		RGS Energy Group, Inc.	88,830
212		SJW Corp.	24,539
1,832		Semco Energy, Inc.	23,816
8,176		Sierra Pacific Resources	123,662
824		South Jersey Industries, Inc.	22,042
3,749	[2]	Southern Union Co.	64,436
3,203		Southwest Gas Corp.	61,057
2,700		Southwestern Energy Co.	22,950
3,309		UGI Corp.	67,628
3,372	[2]	UniSource Energy Corp.	54,795
1,500		United Illuminating Co.	69,000
2,901		United Water Resources, Inc.	100,810
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
6,390	[2]	Vectren Corp.	$128,599
2,800		WPS Resources Corp.	83,650
4,845		Washington Gas Light Co.	124,153
1,600		Western Gas Resources, Inc.	26,700

		TOTAL	3,395,504

		TOTAL COMMON STOCKS (IDENTIFIED COST $74,710,643)	96,191,647

		PREFERRED STOCK--0.0%
		Health Care--0.0%
76	[2]	Genesis Health Ventures, Inc. (identified cost $28,732)	0

		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.6%[3]
$700,000		United States Treasury Bill, 6/22/2000 (identified cost $694,222)	694,687

		REPURCHASE AGREEMENT--12.4%[4]
13,765,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	13,765,000

		TOTAL INVESTMENTS (IDENTIFIED COST $89,198,597)[5]	$110,651,334

1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $14,761,000 at April 30, 2000, which represents 13.3% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 99.7%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $89,198,597. The net unrealized appreciation of investments on a federal tax basis amounts to $21,452,737 which is comprised of $36,677,936 appreciation and $15,225,199 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($111,297,056) at April 30, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Investments in repurchase agreements	$13,765,000
Investments in securities	96,886,334

Total investments in securities, at value (identified and tax cost $89,198,597)		$110,651,334
Cash		152,198
Income receivable		63,256
Receivable for investments sold		193,698
Receivable for shares sold		83,531
Receivable for daily variation margin		199,287

TOTAL ASSETS		111,343,304

Liabilities:
Payable for investments purchased	7,049
Payable for shares redeemed	15,482
Accrued expenses	23,717

TOTAL LIABILITIES		46,248

Net assets for 7,785,615 shares outstanding		$111,297,056

Net Assets Consist of:
Paid-in capital		$84,484,324
Net unrealized appreciation of investments and futures contracts		21,638,273
Accumulated net realized gain on investments and futures contracts		5,013,363
Undistributed net investment income		161,096

TOTAL NET ASSETS		$111,297,056

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net Asset Value and Offering Price Per Share ($105,586,950 ÷ 7,384,402 shares outstanding)		$14.30

Redemption Proceeds Per Share		$14.30

Class C Shares:
Net Asset Value and Offering Price Per Share ($5,710,106 ÷ 401,213 shares outstanding)		$14.23

Redemption Proceeds Per Share (99.00/100 of $14.23)[1]		$14.09

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $392)		$745,635
Interest		320,089

TOTAL INCOME		1,065,724

Expenses:
Management fee	$277,300
Custodian fees	24,741
Transfer and dividend disbursing agent fees and expenses	62,561
Directors'/Trustees' fees	1,921
Auditing fees	6,103
Legal fees	976
Portfolio accounting fees	43,324
Distribution services fee--Class C Shares	19,069
Shareholder services fee--Institutional Shares	132,294
Shareholder services fee--Class C Shares	6,356
Share registration costs	19,072
Printing and postage	29,600
Insurance premiums	549
Taxes	89
Miscellaneous	6,103

TOTAL EXPENSES	630,058

Waiver:
Waiver of shareholder services fee--Institutional Shares	(68,793)

Net expenses		561,265

Net investment income		504,459

Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments and futures contracts		6,230,263
Net change in unrealized appreciation of investments and futures contracts		11,674,912

Net realized and unrealized gain on investments and futures contracts		17,905,175

Change in net assets resulting from operations		$18,409,634

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$504,459	$863,552
Net realized gain on investments and futures contracts ($6,230,263 and $11,177,834, respectively, as computed for federal tax purposes)	6,230,263	10,152,390
Net change in unrealized appreciation of investments and futures contracts	11,674,912	3,230,965

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,409,634	14,246,907

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(343,363)	(962,809)
Class C Shares	--	(1,640)
Distributions from net realized gains on investments and futures contracts
Institutional Shares	(10,712,667)	(7,701,941)
Class C Shares	(449,823)	(77,652)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,505,853)	(8,744,042)

Share Transactions:
Proceeds from sale of shares	162,857,270	247,992,067
Net asset value of shares issued to shareholders in payment of distributions declared	7,471,443	5,642,185
Cost of shares redeemed	(167,421,903)	(277,245,957)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,906,810	(23,611,705)

Change in net assets	9,810,591	(18,108,840)

Net Assets:
Beginning of period	101,486,465	119,595,305

End of period (including undistributed net investment income of $161,096 and $0, respectively)	$111,297,056	$101,486,465

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$13.63	$13.02	$16.68	$14.39	$13.33	$11.65
Income From Investment Operations:
Net investment income	0.07	0.11	0.13	0.15	0.16	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	2.15	1.43	(2.19)	3.51	1.78	1.74

TOTAL FROM INVESTMENT OPERATIONS	2.22	1.54	(2.06)	3.66	1.94	1.89

Less Distributions:
Distributions from net investment income	(0.05)	(0.11)	(0.14)	(0.14)	(0.16)	(0.14)
Distributions from net realized gain on investments and futures contracts	(1.50)	(0.82)	(1.46)	(1.23)	(0.72)	(0.07)

TOTAL DISTRIBUTIONS	(1.55)	(0.93)	(1.60)	(1.37)	(0.88)	(0.21)

Net Asset Value, End of Period	$14.30	$13.63	$13.02	$16.68	$14.39	$13.33

Total Return[1]	17.27%	12.43%	(13.46%)	27.54%	15.09%	16.44%

Ratios to Average Net Assets:

Expenses	0.97%[3]	0.93%	0.82%	0.76%	0.74%	0.75%

Net investment income	0.95%[3]	0.79%	0.80%	0.96%	1.14%	1.23%

Expense waiver/reimbursement[2]	0.13%[3]	0.13%	0.13%	0.18%	0.23%	0.05%

Supplemental Data:

Net assets, end of period (000 omitted)	$105,587	$97,235	$118,494	$150,470	$144,690	$132,399

Portfolio turnover	4%	47%	48%	52%	42%	42%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Period Ended October 31,
	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$13.59	$13.00	$16.75
Income From Investment Operations:
Net investment income[2]	0.00	0.00	0.00
Net realized and unrealized gain (loss) on investments and futures contracts	2.14	1.42	(2.25)

TOTAL FROM INVESTMENT OPERATIONS	2.14	1.42	(2.25)

Less Distributions:
Distributions from net investment income	--	(0.01)	(0.04)
Distributions from net realized gain on investments and futures contracts	(1.50)	(0.82)	(1.46)

TOTAL DISTRIBUTIONS	(1.50)	(0.83)	(1.50)

Net Asset Value, End of Period	$14.23	$13.59	$13.00

Total Return[3]	16.71%	11.44%	(14.47%)

Ratios to Average Net Assets:

Expenses	1.85%[4]	1.81%	1.72%[4]

Net investment income (net operating loss)	0.03%[4]	(0.09%)	0.00%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$5,710	$4,252	$1,101

Portfolio turnover	4%	47%	48%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Amount of investment income per share does not round to $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. Witholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six-month period ended April 30, 2000, the Fund had realized gains on future contracts of $1,952,096. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2000	58 Russell 2000 Index Futures	Long	$185,536

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,945,405	$160,228,232	17,708,794	$240,783,432
Shares issued to shareholders in payment of distributions declared	534,132	7,047,792	436,951	5,570,929
Shares redeemed	(11,230,568)	(165,666,480)	(20,110,830)	(273,043,177)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	248,969	$1,609,544	(1,965,085)	$(26,688,816)

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	177,316	$2,629,038	536,474	$7,208,635
Shares issued to shareholders in payment of distributions declared	32,340	423,651	5,613	71,256
Shares redeemed	(121,335)	(1,755,423)	(313,903)	(4,202,780)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	88,321	$1,297,266	228,184	$3,077,111

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	337,290	$2,906,810	(1,736,901)	$(23,611,705)

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.50% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of Class C Shares annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six-month period ended April 30, 2000, were as follows:

Purchases	$4,287,727

Sales	$10,378,685

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Mini-Cap Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2000

Federated
Federated Mini-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420E304
Cusip 31420E601

3052012 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Max-Cap Fund, a portfolio of Federated Index Trust, which covers the six-month period from November 1, 1999 through April 30, 2000. The report begins with an investment review, followed by the fund's portfolio and its financial statements.

Federated Max-Cap Fund gives you a highly efficient way to pursue the broad performance of the U.S. stock market. The fund is managed passively to closely mirror the Standard & Poor's 500 Index (S&P 500), a classic benchmark of overall stock market performance that includes 500 stocks in industry, transportation, finance and public utilities. Stocks in the fund's portfolio are generally weighted in the same proportions as stocks in the S&P 500.1

During the six-month reporting period, the fund produced a positive total return of 6.81% for Institutional Shares, 6.64% for Institutional Service Shares and 6.26% for Class C Shares.2 Institutional Shares paid dividend income distributions totaling $0.14 per share and capital gains distributions totaling $0.25 per share, while net asset value increased by $1.51. Institutional Service Shares paid dividend income distributions totaling $0.10 per share and capital gains distributions totaling $0.25 per share, while net asset value increased by $1.50. Class C Shares paid dividend income distributions totaling $0.01 per share and capital gains distributions totaling $0.25 per share, while net asset value increased by $1.48. The fund's net assets reached $3.1 billion on the last day of the reporting period.

Thank you for investing your money in the broad long-term growth potential of stocks through the diversification and professional management of Federated Max-Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
June 15, 2000

1 Federated Max-Cap Fund seeks investment results that correspond to the aggregate price and total return performance of the Standard & Poor's Composite Stock Price Index. "Standard & Poor's," "S&P," "S&P 500," Standard & Poor's 500," and "500" are trademarks of Standard & Poor's Ratings Group (S&P) and have been licensed for use by Federated Securities Corp. The fund is neither affiliated with nor promoted, sponsored, sold, or endorsed by S&P. Its only relationship to the fund is the licensing of the use of the index. This index is unmanaged. Investments cannot be made in an index.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

The total returns for the fund's Institutional, Institutional Service, and Class C Shares for the six months ended April 30, 2000 were 6.81%, 6.64% and 6.26%, respectively.1 The fund's target index, the Standard & Poor's 500 Composite Stock Price Index (the "Index"), had a total return of 7.19% during the reporting period. Share class performance varied from the Index due to transaction costs, administrative expenses and holdings of stock index futures contracts, which are held to enhance fund liquidity.

The U.S. stock market rallied strongly in the latter part of 1999, but has been volatile in the early part of 2000. The wide divergence in price appreciation between "new economy" or technology-driven stocks, and "old economy" stocks, which became very apparent in late 1999, was corrected in early 2000 as many technology stock investors began to fear rising interest rates, increasing investor usage of margin debt (leverage) and a general speculation in Internet-related stocks.

Medium and small company stocks outperformed large company stocks during the last six months, making up for some of their lagging performance over the last 2-3 years. Growth-oriented stocks outperformed value-oriented stocks in late 1999, but value stocks have held up relatively well in early 2000 compared to growth stocks, which were more affected by market weakness.

During the last six months, electronic instruments, oil and gas drilling and electronic semi-conductors were among the strongest performing sectors, while life insurance, hotel-motel and containers were among the worst performing sectors in the Index.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Shareholder Meeting Results

A Special Meeting of Shareholders of Max-Cap Fund (the "Fund"), a portfolio of Federated Index Trust (the "Trust"), was held on November 17, 1999. On September 20, 1999, the record date for shareholders voting at the meeting, there were 99,070,625 total outstanding shares of the Fund. The following items were approved by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1

To elect four Trustees:1

	For	Withheld Authority to Vote
Nicholas P. Constantakis	66,872,722	371,212
John F. Cunningham	66,837,788	406,146
Charles F. Mansfield, Jr.	66,836,957	406,977
John S. Walsh	66,869,421	374,513

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., Marjorie P. Smuts and J. Christopher Donahue.

AGENDA ITEM 2

To amend the Fund's fundamental investment policy regarding diversification.

For	Against	Abstentions	Broker Non-Vote
57,424,333	485,216	453,789	8,012,860

AGENDA ITEM 3

To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

For	Against	Abstentions	Broker Non-Vote
57,424,333	1,343,999	462,741	8,012,861

AGENDA ITEM 4

To amend the Fund's fundamental investment policy regarding investments in real estate.

For	Against	Abstentions	Broker Non-Vote
58,036,405	710,891	483,777	8,012,861

AGENDA ITEM 5

To amend the Fund's fundamental investment policy regarding investments in commodities.

For	Against	Abstentions	Broker Non-Vote
57,921,987	843,225	465,862	8,012,860

AGENDA ITEM 6

To amend the Fund's fundamental investment policy regarding underwriting securities.

For	Against	Abstentions	Broker Non-Vote
58,068,216	696,196	466,661	8,012,861

AGENDA ITEM 7

To amend the Fund's fundamental investment policy regarding lending by the Fund.

For	Against	Abstentions	Broker Non-Vote
57,195,339	1,564,149	471,585	8,012,861

AGENDA ITEM 8

To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

For	Against	Abstentions	Broker Non-Vote
57,944,703	814,092	472,278	8,012,861

AGENDA ITEM 9

To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

For	Against	Abstentions	Broker Non-Vote
57,123,463	1,639,362	468,249	8,012,860

AGENDA ITEM 10

To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

For	Against	Abstentions	Broker Non-Vote
57,140,152	1,620,841	470,080	8,012,861

AGENDA ITEM 11

To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding investing in restricted securities.

For	Against	Abstentions	Broker Non-Vote
57,105,120	1,650,298	475,655	8,012,861

AGENDA ITEM 12

To eliminate the Fund's fundamental investment policy on selling securities short.

For	Against	Abstentions	Broker Non-Vote
57,069,699	1,694,066	467,308	8,012,861

AGENDA ITEM 13

To eliminate the Fund's fundamental investment policy on investing in issuers whose securities are owned by officers and Trustees.

For	Against	Abstentions	Broker Non-Vote
56,897,425	1,856,535	477,113	8,012,861

AGENDA ITEM 14

To require the approval of a majority of the outstanding voting securities of the Trust in the event of the sale or conveyance of the assets of the Trust to another trust or corporation.

For	Against	Abstentions	Broker Non-Vote
57,553,779	1,268,188	408,106	8,012,861

AGENDA ITEM 15

To permit the Board of Trustees to liquidate the assets of the Trust, or of its series or classes, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval.

For	Against	Abstentions	Broker Non-Vote
55,141,352	3,647,999	441,722	8,012,861

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS-93.8%[1]
		Basic Materials--2.1%
54,000		Air Products & Chemicals, Inc.	$1,677,375
51,600		Alcan Aluminum, Ltd.	1,689,900
86,600		Alcoa, Inc.	5,618,175
21,996		Allegheny Technologies Inc.	532,032
142,851		Archer-Daniels-Midland Co.	1,419,582
92,800		Barrick Gold Corp.	1,560,200
12,300		Bemis Co., Inc.	452,794
31,900	[2]	Bethlehem Steel Corp.	171,463
13,400		Boise Cascade Corp.	436,338
22,600		Champion International Corp.	1,485,950
51,600		Dow Chemical Co.	5,830,800
245,781		Du Pont (E.I.) de Nemours & Co.	11,659,255
18,425		Eastman Chemical Co.	963,858
30,480		Ecolab, Inc.	1,190,625
29,562		Engelhard Corp.	519,183
7,200	[2]	FMC Corp.	418,950
38,500		Freeport-McMoRan Copper & Gold, Inc., Class B	370,563
40,200		Georgia-Pacific Corp.	1,477,350
16,900	[2]	Grace (W.R.) & Co.	219,700
13,500		Great Lakes Chemical Corp.	363,656
24,700		Hercules, Inc.	384,394
61,200		Homestake Mining Co.	367,200
44,400		Inco Ltd.	693,750
24,700		International Flavors & Fragrances, Inc.	850,606
97,445		International Paper Co.	3,581,104
25,000		Louisiana-Pacific Corp.	334,375
24,200		Mead Corp.	842,463
39,457		Newmont Mining Corp.	924,773
20,500		Nucor Corp.	881,500
40,900		PPG Industries, Inc.	2,223,938
40,300	[2]	Pactiv Corp.	329,956
19,007		Phelps Dodge Corp.	879,074
Shares			Value
		COMMON STOCKS-continued[1]
		Basic Materials--continued
76,600		Placer Dome, Inc.	$622,375
6,800		Potlatch Corp.	268,175
37,400		Praxair, Inc.	1,661,963
14,900		Reynolds Metals Co.	990,850
51,473		Rohm & Haas Co.	1,833,726
23,700		Sigma-Aldrich Corp.	696,188
13,100		Temple-Inland, Inc.	656,638
20,820		USX-U.S. Steel Group, Inc.	521,801
31,500		Union Carbide Corp.	1,858,500
23,500		Vulcan Materials Co.	1,029,594
23,550		Westvaco Corp.	727,106
55,300		Weyerhaeuser Co.	2,955,094
26,200		Willamette Industries, Inc.	1,000,513
20,950		Worthington Industries, Inc.	259,256

		TOTAL	65,432,661

		Capital Goods--8.1%
45,800	[2]	Allied Waste Industries, Inc.	280,525
26,500		Avery Dennison Corp.	1,739,063
7,100		Ball Corp.	223,650
204,408		Boeing Co.	8,112,443
5,400		Briggs & Stratton Corp.	207,225
83,700		Caterpillar, Inc.	3,300,919
22,200		Cooper Industries, Inc.	761,738
64,900		Corning, Inc.	12,817,750
15,475		Crane Co.	415,891
30,000		Crown Cork & Seal Co., Inc.	487,500
9,700		Cummins Engine Co., Inc.	344,956
33,500		Danaher Corp.	1,913,688
55,100		Deere & Co.	2,224,663
47,900		Dover Corp.	2,433,919
17,300		Eaton Corp.	1,453,200
101,400		Emerson Electric Co.	5,564,325
17,900		Fluor Corp.	600,769
47,240		General Dynamics Corp.	2,763,540
772,000		General Electric Co.	121,397,000
Shares			Value
		COMMON STOCKS-continued[1]
		Capital Goods--continued
25,900		Goodrich (B.F.) Co.	$825,563
186,287		Honeywell International, Inc.	10,432,072
20,700		ITT Industries, Inc.	653,344
70,700		Illinois Tool Works, Inc.	4,529,219
38,500		Ingersoll-Rand Co.	1,807,094
20,100		Johnson Controls, Inc.	1,272,581
93,176		Lockheed Martin Corp.	2,317,753
14,500		McDermott International, Inc.	117,813
8,700		Milacron, Inc.	158,775
10,800		Millipore Corp.	774,225
93,900		Minnesota Mining & Manufacturing Co.	8,122,350
46,125		Molex, Inc.	2,533,992
2,048		NACCO Industries, Inc., Class A	91,904
9,600		National Service Industries, Inc.	206,400
14,870	[2]	Navistar International Corp.	520,450
16,400		Northrop Grumman, Corp.	1,162,350
35,300	[2]	Owens-Illinois, Inc.	476,550
18,380		PACCAR, Inc.	874,199
29,133		Pall Corp.	650,030
26,600		Parker-Hannifin Corp.	1,236,900
62,400		Pitney Bowes, Inc.	2,550,600
44,700		Rockwell International Corp.	1,760,063
19,700	[2]	Sealed Air Corp.	1,095,813
139,400	[2]	Solectron Corp.	6,525,663
35,000		Textron, Inc.	2,167,813
37,200	[2]	Thermo Electron Corp.	720,750
14,000		Thomas & Betts Corp.	431,375
15,200		Timken Co.	281,200
397,868		Tyco International Ltd.	18,277,061
111,800		United Technologies Corp.	6,952,563
145,828		Waste Management, Inc.	2,315,020

		TOTAL	248,884,249

		Communication Services--7.5%
751,872		AT&T Corp.	35,103,024
73,900		Alltel Corp.	4,923,588
Shares			Value
		COMMON STOCKS-continued[1]
		Communication Services--continued
365,384		Bell Atlantic Corp.	$21,649,002
442,900		BellSouth Corp.	21,563,694
32,900		CenturyTel, Inc.	806,050
218,000		Comcast Corp., Class A	8,733,625
228,700		GTE Corp.	15,494,425
178,520	[2]	Global Crossing Ltd.	5,623,380
667,846	[2]	MCI Worldcom, Inc.	30,345,230
144,000	[2]	MediaOne Group, Inc.	10,890,000
85,700	[2]	NEXTEL Communications, Inc., Class A	9,378,794
802,626		SBC Communications, Inc.	35,165,052
205,000		Sprint Corp.	12,607,500
202,800	[2]	Sprint PCS Group	11,154,000
118,855		U.S. West, Inc.	8,460,990

		TOTAL	231,898,354

		Consumer Cyclicals--7.8%
15,200		American Greetings Corp., Class A	275,500
9,800		Armstrong World Industries, Inc.	191,713
32,500	[2]	AutoZone, Inc.	745,469
33,000	[2]	Bed Bath & Beyond, Inc.	1,210,688
48,100	[2]	Best Buy Co., Inc.	3,884,075
20,400		Black & Decker Corp.	858,075
23,100		Block (H&R), Inc.	965,869
21,600		Brunswick Corp.	414,450
145,130		Carnival Corp., Class A	3,610,109
166,107	[2]	Cendant Corp.	2,564,277
14,000		Centex Corp.	337,750
47,800		Circuit City Stores, Inc.	2,811,238
26,100	[2]	Consolidated Stores Corp.	324,619
18,500		Cooper Tire & Rubber Co.	249,750
104,600	[2]	Costco Wholesale Corp.	5,654,938
38,745		Dana Corp.	1,176,879
132,905		Delphi Auto Systems Corp.	2,541,808
24,700		Dillards, Inc., Class A	344,256
62,162		Dollar General Corp.	1,421,956
21,100		Dow Jones & Co.	1,368,863
Shares			Value
		COMMON STOCKS-continued[1]
		Consumer Cyclicals--continued
37,900		Dun & Bradstreet Corp.	$1,141,738
49,400	[2]	Federated Department Stores, Inc.	1,679,600
284,200		Ford Motor Co.	15,542,188
65,600		Gannett Co., Inc.	4,190,200
200,175		Gap (The), Inc.	7,356,431
150,600		General Motors Corp.	14,099,925
41,850		Genuine Parts Co.	1,098,563
36,800		Goodyear Tire & Rubber Co.	1,016,600
16,700		Harcourt General, Inc.	624,163
71,200		Harley Davidson, Inc.	2,834,650
30,250	[2]	Harrah's Entertainment, Inc.	622,016
41,600		Hasbro, Inc.	663,000
86,800		Hilton Hotels Corp.	737,800
541,750		Home Depot, Inc.	30,371,861
72,500		IMS Health, Inc.	1,237,031
66,000		Interpublic Group Cos., Inc.	2,706,000
7,852		Jostens, Inc.	193,846
114,600	[2]	K Mart Corp.	931,125
11,200		Kaufman & Broad Homes Corp.	215,600
19,700		Knight-Ridder, Inc.	966,531
76,800	[2]	Kohl's Corp.	3,686,400
46,200		Leggett and Platt, Inc.	987,525
50,590		Limited, Inc.	2,286,036
13,900		Liz Claiborne, Inc.	643,744
90,000		Lowe's Cos., Inc.	4,455,000
58,500		Marriott International, Inc., Class A	1,872,000
105,200		Masco Corp.	2,360,425
99,025		Mattel, Inc.	1,213,056
78,200		May Department Stores Co.	2,150,500
19,900		Maytag Corp.	685,306
46,100		McGraw-Hill Cos., Inc.	2,420,250
12,100		Meredith Corp.	336,531
45,500	[2]	Mirage Resorts, Inc.	927,063
40,300		New York Times Co., Class A	1,659,856
64,900		Nike, Inc., Class B	2,819,094
Shares			Value
		COMMON STOCKS-continued[1]
		Consumer Cyclicals--continued
31,700		Nordstrom, Inc.	$881,656
77,500	[2]	Office Depot, Inc.	818,594
41,800		Omnicom Group, Inc.	3,806,413
13,300		Owens Corning	241,894
61,300		Penney (J.C.) Co., Inc.	846,706
10,600		Pulte Corp.	227,900
13,800	[2]	Reebok International Ltd.	234,600
7,800		Russell Corp.	153,075
88,900		Sears, Roebuck & Co.	3,255,963
39,000		Sherwin-Williams Co.	970,125
13,800		Snap-On Tools Corp.	364,838
4,500		Springs Industries, Inc., Class A	184,781
21,000		Stanley Works	619,500
110,500	[2]	Staples, Inc.	2,106,406
73,000		TJX Cos., Inc.	1,400,688
28,600		TRW, Inc.	1,673,100
45,460		Tandy Corp.	2,591,220
103,100		Target Corp.	6,862,594
14,100		Times Mirror Co., Class A	1,375,631
56,500	[2]	Toys `R' Us, Inc.	861,625
55,900		Tribune Co.	2,173,113
27,800		V.F. Corp.	785,350
1,047,900		Wal-Mart Stores, Inc.	58,027,463
17,500		Whirlpool Corp.	1,139,688
16,400		Young & Rubicam, Inc.	913,275

		TOTAL	240,200,134

		Consumer Staples--8.9%
13,100		Alberto-Culver Co., Class B	309,488
99,661		Albertsons, Inc.	3,245,211
109,500		Anheuser-Busch Cos., Inc.	7,726,594
57,000		Avon Products, Inc.	2,365,500
65,600		BestFoods	3,296,400
16,100		Brown-Forman Corp., Class B	878,456
179,408		CBS Corp.	10,540,220
92,200		CVS Corp.	4,010,700
Shares			Value
		COMMON STOCKS-continued[1]
		Consumer Staples--continued
100,300		Campbell Soup Co.	$2,607,800
66,150		Cardinal Health, Inc.	3,642,384
79,600	[2]	Clear Channel Communications, Inc.	5,731,200
55,600		Clorox Co.	2,043,300
581,200		Coca-Cola Co.	27,352,725
100,100		Coca-Cola Enterprises, Inc.	2,133,381
137,100		Colgate-Palmolive Co.	7,831,838
115,900		ConAgra, Inc.	2,187,613
8,700		Coors Adolph Co., Class B	443,700
30,200		Darden Restaurants, Inc.	556,813
17,300		Deluxe Corp.	435,744
487,000		Disney (Walt) Co.	21,093,188
29,800		Donnelley (R.R.) & Sons Co.	633,250
50,900		Fort James Corp.	1,218,419
38,600		Fortune Brands, Inc.	965,000
70,900		General Mills, Inc.	2,578,988
252,400		Gillette Co.	9,338,800
9,400		Great Atlantic & Pacific Tea Co., Inc.	172,138
83,400		Heinz (H.J.) Co.	2,835,600
32,600		Hershey Foods Corp.	1,479,225
95,400		Kellogg Co.	2,331,338
130,748		Kimberly-Clark Corp.	7,591,556
196,300	[2]	Kroger Co., Inc.	3,643,819
9,600		Longs Drug Stores Corp.	223,200
318,600		McDonald's Corp.	12,146,625
66,326		McKesson HBOC, Inc.	1,119,251
76,700		Nabisco Group Holdings Corp.	987,513
66,344		Newell Rubbermaid, Inc.	1,671,040
342,500		PepsiCo, Inc.	12,565,469
556,700		Philip Morris Cos., Inc.	12,177,813
309,600		Procter & Gamble Co.	18,459,900
31,500		Quaker Oats Co.	2,053,406
71,000		Ralston Purina Co.	1,255,813
60,900		Rite Aid Corp.	304,500
119,700	[2]	Safeway, Inc.	5,281,763
Shares			Value
		COMMON STOCKS-continued[1]
		Consumer Staples--continued
213,800		Sara Lee Corp.	$3,207,000
102,000		Seagram Co. Ltd.	5,508,000
32,800		SUPERVALU, Inc.	678,550
77,600		Sysco Corp.	2,919,700
302,680		Time Warner, Inc.	27,222,283
35,530	[2]	Tricon Global Restaurants, Inc.	1,212,461
13,600		Tupperware Corp.	256,700
40,300		UST, Inc.	604,500
134,472		Unilever N.V., ADR	6,126,898
164,036	[2]	Viacom, Inc., Class B	8,919,458
236,800		Walgreen Co.	6,660,000
28,100		Wendy's International, Inc.	628,738
34,400		Winn-Dixie Stores, Inc.	569,750
27,200		Wrigley (Wm.), Jr. Co.	1,968,600

		TOTAL	275,949,319

		Energy--5.1%
48,600	[2]	AES Corp.	4,370,963
21,300		Amerada-Hess Corp.	1,355,213
29,500		Anadarko Petroleum Corp.	1,281,406
26,800		Apache Corp.	1,298,125
16,700		Ashland, Inc.	569,888
77,490		Baker Hughes, Inc.	2,465,151
51,165		Burlington Resources, Inc.	2,011,424
27,200		CMS Energy Corp.	516,800
154,400		Chevron Corp.	13,143,300
147,379		Conoco, Inc., Class B	3,666,053
812,579		Exxon Mobil Corp.	63,127,231
103,900		Halliburton Co.	4,591,081
22,476		Kerr-McGee Corp.	1,163,133
86,500		Occidental Petroleum Corp.	1,854,344
59,600		Phillips Petroleum Co.	2,827,275
20,500	[2]	Rowan Companies, Inc.	572,719
504,500		Royal Dutch Petroleum Co., ADR	28,945,688
129,400		Schlumberger Ltd.	9,907,188
21,237		Sunoco, Inc.	643,747
Shares			Value
		COMMON STOCKS-continued[1]
		Energy--continued
130,100		Texaco, Inc.	$6,439,950
33,900		Tosco Corp.	1,086,919
49,177		Transocean Sedco Forex, Inc.	2,311,296
73,100		USX Marathon Group	1,704,144
59,294		Union Pacific Resources Group, Inc.	1,137,704
57,000		Unocal Corp.	1,841,813

		TOTAL	158,832,555

		Financials--12.0%
60,375		AON Corp.	1,633,898
33,655		Aetna, Inc.	1,947,783
62,600		Aflac, Inc.	3,055,663
189,510		Allstate Corp.	4,477,174
105,300		American Express Co.	15,801,581
58,130		American General Corp.	3,255,280
364,316		American International Group, Inc.	39,960,911
92,000		Amsouth Bancorporation	1,339,750
171,332		Associates First Capital Corp., Class A	3,801,429
81,700		BB&T Corp.	2,175,263
269,886		Bank One Corporation	8,231,514
401,692		Bank of America Corp.	19,682,908
173,300		Bank of New York Co., Inc.	7,116,131
26,656		Bear Stearns Cos., Inc.	1,142,887
39,700		CIGNA Corp.	3,166,075
46,400		Capital One Financial Corp.	2,030,000
194,040		Chase Manhattan Corp.	13,983,008
41,400		Chubb Corp.	2,634,075
38,600		Cincinnati Financial Corp.	1,556,063
793,275		Citigroup, Inc.	47,150,283
36,750		Comerica, Inc.	1,557,281
76,961		Conseco, Inc.	418,475
26,700		Countrywide Credit Industries, Inc.	737,588
241,200		Fannie Mae	14,547,375
163,600		Federal Home Loan Mortgage Corp.	7,515,375
72,600		Fifth Third Bancorp	4,582,875
232,398		First Union Corp.	7,407,686
Shares			Value
		COMMON STOCKS-continued[1]
		Financials--continued
230,667		Firstar Corp.	$5,737,842
215,391		Fleet Boston Financial Corp.	7,632,923
58,500		Franklin Resources, Inc.	1,886,625
38,000		Golden West Financial Corp.	1,296,750
52,100		Hartford Financial Services Group, Inc.	2,718,969
110,659		Household International, Inc.	4,620,013
53,860		Huntington Bancshares, Inc.	982,945
40,700		J.P. Morgan & Co., Inc.	5,224,863
24,637		Jefferson-Pilot Corp.	1,639,900
105,200		KeyCorp	1,946,200
28,200		Lehman Brothers Holdings, Inc.	2,314,163
46,000		Lincoln National Corp.	1,601,375
25,000		Loews Corp.	1,378,125
23,400		MBIA Inc.	1,156,838
188,627		MBNA Corp.	5,010,405
24,900		MGIC Investment Corp.	1,190,531
62,800		Marsh & McLennan Cos., Inc.	6,189,725
119,700		Mellon Financial Corp.	3,845,363
87,200		Merrill Lynch & Co., Inc.	8,888,950
267,914		Morgan Stanley, Dean Witter & Co.	20,562,400
145,100		National City Corp.	2,466,700
28,800		Old Kent Financial Corp.	867,600
69,200		PNC Bank Corp.	3,018,850
33,600		PaineWebber Group, Inc.	1,474,200
17,200		Progressive Corp., Ohio	1,125,525
33,400		Providian Financial Corp.	2,941,288
51,400		Regions Financial Corp.	1,050,488
30,600		SAFECO Corp.	677,025
37,400		SLM Holding Corp.	1,171,088
192,950		Schwab (Charles) Corp.	8,586,275
39,500		SouthTrust Corp.	943,063
53,452		St. Paul Cos., Inc.	1,904,228
37,600		State Street Corp.	3,642,500
41,100		Summit Bancorp	1,042,913
75,300		SunTrust Banks, Inc.	3,821,475
Shares			Value
		COMMON STOCKS-continued[1]
		Financials--continued
65,650		Synovus Financial Corp.	$1,218,628
28,200		T. Rowe Price Associates	1,075,125
30,900		Torchmark Corp.	774,431
177,265		U.S. Bancorp, Inc.	3,600,695
56,514		UNUMProvident Corp.	960,738
33,200		Union Planters Corp.	939,975
47,700		Wachovia Corp.	2,990,194
135,876		Washington Mutual, Inc.	3,473,330
388,460		Wells Fargo Co.	15,951,139

		TOTAL	372,450,709

		Health Care--9.4%
361,700		Abbott Laboratories	13,902,844
30,900		Allergan, Inc.	1,819,238
24,000	[2]	Alza Corp.	1,057,500
307,200		American Home Products Corp.	17,260,800
240,400	[2]	Amgen, Inc.	13,462,400
12,000		Bard (C.R.), Inc.	522,750
13,600		Bausch & Lomb, Inc.	821,100
68,500		Baxter International, Inc.	4,461,063
59,200		Becton, Dickinson & Co.	1,517,000
35,400	[2]	Biogen, Inc.	2,081,963
26,600		Biomet, Inc.	949,288
97,600	[2]	Boston Scientific Corp.	2,586,400
466,700		Bristol-Myers Squibb Co.	24,472,581
132,507		Columbia/HCA Healthcare Corp.	3,768,168
72,300		Guidant Corp.	4,148,213
90,900	[2]	HEALTHSOUTH, Corp.	732,881
39,400	[2]	Humana, Inc.	302,888
327,400		Johnson & Johnson	27,010,500
256,600		Lilly (Eli) & Co.	19,838,388
16,100		Mallinckrodt, Inc.	432,688
24,250	[2]	Manor Care, Inc.	289,484
281,000		Medtronic, Inc.	14,594,438
550,000		Merck & Co., Inc.	38,225,000
910,900		Pfizer, Inc.	38,371,663
Shares			Value
		COMMON STOCKS-continued[1]
		Health Care--continued
294,426		Pharmacia Corp.	$14,702,898
27,000	[2]	Quintiles Transnational Corp.	386,438
345,700		Schering Plough Corp.	13,936,031
19,841	[2]	St. Jude Medical, Inc.	618,791
73,400	[2]	Tenet Healthcare Corp.	1,871,700
39,900		United Healthcare Corp.	2,660,831
202,000		Warner-Lambert Co.	22,990,125
22,600	[2]	Watson Pharmaceuticals, Inc.	1,015,588
15,000	[2]	Wellpoint Health Networks, Inc.	1,106,250

		TOTAL	291,917,890

		Technology--30.0%
80,500	[2]	3Com Corp.	3,174,719
70,700	[2]	ADC Telecommunications, Inc.	4,295,025
24,500	[2]	Adaptec, Inc.	661,500
27,900		Adobe Systems, Inc.	3,374,156
34,600	[2]	Advanced Micro Devices, Inc.	3,036,150
47,000	[2]	Altera Corp.	4,805,750
536,900	[2]	America Online, Inc.	32,113,331
82,300	[2]	Analog Devices, Inc.	6,321,669
18,962	[2]	Andrew Corp.	558,194
38,000	[2]	Apple Computer, Inc.	4,714,375
180,100	[2]	Applied Materials, Inc.	18,336,431
14,600		Autodesk, Inc.	560,275
148,300		Automatic Data Processing, Inc.	7,980,394
57,500	[2]	BMC Software, Inc.	2,691,719
42,900	[2]	Cabletron Systems, Inc.	981,338
34,000	[2]	Ceridian Corp.	737,375
1,610,000	[2]	Cisco Systems, Inc.	111,618,281
42,200	[2]	Citrix Systems, Inc.	2,576,838
398,561		Compaq Computer Corp.	11,657,909
137,662		Computer Associates International, Inc.	7,683,260
39,400	[2]	Computer Sciences Corp.	3,213,563
84,800	[2]	Compuware Corp.	1,065,300
36,000	[2]	Comverse Technology, Inc.	3,210,750
50,500	[2]	Conexant Systems, Inc.	3,023,688
Shares			Value
		COMMON STOCKS-continued[1]
		Technology--continued
603,600	[2]	Dell Computer Corp.	$30,255,450
239,387	[2]	EMC Corp.	33,259,831
74,300		Eastman Kodak Co.	4,156,156
110,800		Electronic Data Systems Corp.	7,617,500
33,300		Equifax, Inc.	813,769
98,600		First Data Corp.,	4,800,588
74,500	[2]	Gateway, Inc.	4,116,125
22,000		Grainger (W.W.), Inc.	954,250
236,500		Hewlett-Packard Co.	31,927,500
36,200		Ikon Office Solutions, Inc.	212,675
786,100		Intel Corp.	99,687,306
424,100		International Business Machines Corp.	47,340,163
43,200	[2]	KLA-Tencor Corp.	3,234,600
70,000	[2]	LSI Logic Corp.	4,375,000
30,100	[2]	Lexmark Intl. Group, Class A	3,551,800
72,800		Linear Technology Corp.	4,158,700
750,028		Lucent Technologies, Inc.	46,642,366
63,600		Micron Technology, Inc.	8,856,300
1,224,600	[2]	Microsoft Corp.	85,415,850
166,845		Motorola, Inc.	19,864,983
22,700	[2]	NCR Corp.	876,788
40,400	[2]	National Semiconductor Corp.	2,454,300
71,600	[2]	Network Appliance, Inc.	5,293,925
339,720		Nortel Networks Corp.	38,473,290
76,800	[2]	Novell, Inc.	1,507,200
663,924	[2]	Oracle Corp.	53,072,425
48,500		PE Corp.-PE Biosystems Group	2,910,000
64,700	[2]	Parametric Technology Corp.	527,709
58,150		Paychex, Inc.	3,060,144
63,200	[2]	Peoplesoft, Inc.	880,850
10,900		PE Corp.	596,775
10,700		Polaroid Corp.	216,006
173,300	[2]	Qualcomm, Inc.	18,792,219
79,600		Raytheon Co., Class B	1,766,125
30,499	[2]	Sabre Group Holdings, Inc.	1,065,559
Shares			Value
		COMMON STOCKS-continued[1]
		Technology--continued
37,200		Scientific-Atlanta, Inc.	$2,420,325
50,900	[2]	Seagate Technology, Inc.	2,586,356
6,300		Shared Medical Systems Corp.	261,056
43,300	[2]	Silicon Graphics, Inc.	311,219
371,400	[2]	Sun Microsystems, Inc.	34,145,588
11,100		Tektronix, Inc.	642,413
94,700	[2]	Tellabs, Inc.	5,190,744
40,200	[2]	Teradyne, Inc.	4,422,000
191,300		Texas Instruments, Inc.	31,157,988
73,100	[2]	Unisys Corp.	1,695,006
90,900	[2]	Veritas Software Corp.	9,750,445
156,300		Xerox Corp.	4,132,181
75,600	[2]	Xilinx, Inc.	5,537,700
123,900	[2]	Yahoo, Inc.	16,137,975

		TOTAL	929,517,213

		Transportation--0.6%
34,800	[2]	AMR Corp.	1,185,375
107,533		Burlington Northern Santa Fe	2,594,234
51,400		CSX Corp.	1,076,188
30,400		Delta Air Lines, Inc.	1,603,600
68,180	[2]	FedEx Corp.	2,569,534
26,000		Kansas City Southern Industries, Inc.	1,868,750
89,900		Norfolk Southern Corp.	1,584,488
15,100		Ryder Systems, Inc.	335,031
118,725		Southwest Airlines Co.	2,574,848
16,800	[2]	US Airways Group, Inc.	467,250
58,500		Union Pacific Corp.	2,464,313

		TOTAL	18,323,611

		Utilities--2.3%
32,300		Ameren Corp.	1,185,006
45,700		American Electric Power Co., Inc.	1,673,763
37,500		Carolina Power & Light Co.	1,371,094
50,000		Central & SouthWest Corp.	1,084,375
37,440		Cinergy Corp.	1,001,520
50,300		Coastal Corp.	2,524,431
Shares			Value
		COMMON STOCKS-continued[1]
		Utilities--continued
19,150		Columbia Energy Group	$1,201,663
52,000		Consolidated Edison Co.	1,829,750
35,150		Constellation Energy Group	1,162,147
34,100		DTE Energy Co.	1,112,513
56,009		Dominion Resources, Inc.	2,520,405
86,072		Duke Energy Corp.	4,949,140
5,600		Eastern Enterprises	340,900
81,700		Edison International	1,557,406
53,700		El Paso Energy Corp.	2,282,250
168,400		Enron Corp.	11,735,375
58,100		Entergy Corp.	1,477,919
42,200		FPL Group, Inc.	1,906,913
54,800		FirstEnergy Corp.	1,393,975
23,100		Florida Progress Corp.	1,131,900
29,000		GPU, Inc.	813,813
11,100		NICOR, Inc.	376,013
27,200		New Century Energies, Inc.	887,400
44,100		Niagara Mohawk Holdings, Inc.	611,888
36,400		Northern States Power Co.	793,975
7,700		ONEOK, Inc.	194,425
90,300		P G & E Corp.	2,342,156
33,791		PPL Corp.	806,760
43,700		Peco Energy Co.	1,821,744
8,700		Peoples Energy Corp.	270,244
19,900		Pinnacle West Capital Corp.	698,988
51,400		Public Service Enterprises Group, Inc.	1,843,975
69,551		Reliant Energy, Inc.	1,851,793
48,057		Sempra Energy	892,058
158,400		Southern Co.	3,950,100
65,025		Texas Utilities Co.	2,190,530
51,200		Unicom Corp.	2,035,200
102,300		Williams Cos., Inc. (The)	3,817,015

		TOTAL	69,640,522

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,545,964,860)	2,903,047,217

Principal Amount			Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.3%[3]
$10,000,000		U.S. Treasury Bill, 6/22/2000 (identified cost $9,917,450)	$9,924,100

		REPURCHASE AGREEMENT--5.7%[4]
175,790,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	175,790,000

		TOTAL INVESTMENTS (IDENTIFIED COST $1,731,672,310)[5]	$3,088,761,317

1 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $191,625,000 at April 30, 2000, which represents 6.2% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 100.0%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $1,731,672,310. The net unrealized appreciation of investments on a federal tax basis amounts to $1,357,089,007 which is comprised of $1,455,668,384 appreciation and $98,579,377 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($3,095,143,702) at April 30, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $1,731,672,310)		$3,088,761,317
Cash		3,123,819
Income receivable		2,410,806
Receivable for investments sold		621,878
Receivable for shares sold		2,023,892

TOTAL ASSETS		3,096,941,712

Liabilities:
Payable for investments purchased	$29,539
Payable for shares redeemed	197,661
Payable for daily variation margin	937,623
Accrued expenses	633,187

TOTAL LIABILITIES		1,798,010

Net assets for 104,648,950 shares outstanding		$3,095,143,702

Net Assets Consist of:
Paid-in capital		$1,763,810,138
Net unrealized appreciation of investments and futures contracts		1,354,661,561
Accumulated net realized loss on investments and futures contracts		(27,348,736)
Accumulated undistributed net investment income		4,020,739

TOTAL NET ASSETS		$3,095,143,702

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net Asset Value and Offering Price Per Share ($2,132,796,829 ÷ 72,050,559 shares outstanding)		$29.60

Redemption Proceeds Per Share		$29.60

Institutional Service Shares:
Net Asset Value and Offering Price Per Share ($835,158,002 ÷ 28,277,951 shares outstanding)		$29.53

Redemption Proceeds Per Share		$29.53

Class C Shares:
Net Asset Value and Offering Price Per Share ($127,188,871 ÷ 4,320,440 shares outstanding)		$29.44

Redemption Proceeds Per Share (99.00/100 of $29.44)[1]		$29.15

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Dividends			$16,287,277
Interest			4,430,256

TOTAL INCOME			20,717,533

Expenses:
Management fee		$4,474,419
Custodian fees		76,345
Transfer and dividend disbursing agent fees and expenses		306,044
Directors'/Trustees' fees		10,302
Auditing fees		6,033
Legal fees		5,568
Portfolio accounting fees		84,513
Distribution services fee--Institutional Service Shares		1,183,334
Distribution services fee--Class C Shares		417,236
Shareholder services fee--Institutional Shares		2,603,492
Shareholder services fee--Institutional Service Shares		986,111
Shareholder services fee--Class C Shares		139,079
Share registration costs		151,211
Printing and postage		30,286
Insurance premiums		2,914
Miscellaneous		7,527

TOTAL EXPENSES		10,484,414

Waivers:
Waiver of management fee	$(18,530)
Waiver of distribution services fee--Institutional Service Shares	(867,778)
Waiver of shareholder services fee--Institutional Shares	(2,603,492)
Waiver of shareholder services fee--Institutional Service Shares	(118,333)

TOTAL WAIVERS		(3,608,133)

Net expenses			6,876,281

Net investment income			13,841,252

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments and futures contracts			(22,353,817)
Net change in unrealized appreciation of investments and futures contracts			190,649,437

Net realized and unrealized gain on investments and futures contracts			168,295,620

Change in net assets resulting from operations			$182,136,872

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,841,252	$27,142,924
Net realized gain (loss) on investments and futures contracts ($(22,353,817) and $26,799,393, respectively, as computed for federal tax purposes)	(22,353,817)	27,327,240
Net change in unrealized appreciation of investments and futures contracts	190,649,437	454,485,986

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	182,136,872	508,956,150

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,352,773)	(19,497,540)
Institutional Service Shares	(2,779,772)	(5,207,706)
Class C Shares	(43,981)	(111,070)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(18,033,705)	(13,803,989)
Institutional Service Shares	(6,741,810)	(4,665,973)
Class C Shares	(866,737)	(161,153)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(38,818,778)	(43,447,431)

Share Transactions:
Proceeds from sale of shares	969,054,037	1,456,300,443
Net asset value of shares issued to shareholders in payment of distributions declared	26,591,254	28,068,153
Cost of shares redeemed	(870,637,163)	(1,061,778,792)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	125,008,128	422,589,804

Change in net assets	268,326,222	888,098,523

Net Assets:
Beginning of period	2,826,817,480	1,938,718,957

End of period (including accumulated undistributed net investment income of $4,020,739 and $3,356,013, respectively)	$3,095,143,702	$2,826,817,480

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$28.09	$22.91	$19.70	$15.49	$14.74	$12.02
Income From Investment Operations:
Net investment income	0.15	0.31	0.31	0.31	0.34	0.38
Net realized and unrealized gain on investments and futures contracts	1.75	5.38	3.83	4.47	2.80	2.70

TOTAL FROM INVESTMENT OPERATIONS	1.90	5.69	4.14	4.78	3.14	3.08

Less Distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.31)	(0.33)	(0.36)	(0.34)
Distributions from net realized gain on investments and futures contracts	(0.25)	(0.22)	(0.62)	(0.24)	(2.03)	(0.02)

TOTAL DISTRIBUTIONS	(0.39)	(0.51)	(0.93)	(0.57)	(2.39)	(0.36)

Net Asset Value, End of Period	$29.60	$28.09	$22.91	$19.70	$15.49	$14.74

Total Return[1]	6.81%	25.11%	21.56%	31.51%	23.71%	26.00%

Ratios to Average Net Assets:

Expenses	0.35%[2]	0.32%	0.31%	0.31%	0.31%	0.31%

Net investment income	1.05%[2]	1.18%	1.40%	1.70%	2.29%	2.91%

Expense waiver/reimbursement[3]	0.25%[2]	0.28%	0.27%	0.30%	0.31%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,132,797	$2,003,590	$1,445,175	$1,142,081	$900,131	$679,237

Portfolio turnover	5%	3%	3%	16%	3%	57%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$28.03	$22.86	$19.66	$15.47	$14.72	$12.02
Income From Investment Operations:
Net investment income	0.11	0.23	0.25	0.26	0.30	0.33
Net realized and unrealized gain on investments and futures contracts	1.74	5.37	3.82	4.45	2.79	2.69

TOTAL FROM INVESTMENT OPERATIONS	1.85	5.60	4.07	4.71	3.09	3.02

Less Distributions:
Distributions from net investment income	(0.10)	(0.21)	(0.25)	(0.28)	(0.31)	(0.30)
Distributions from net realized gain on investments and futures contracts	(0.25)	(0.22)	(0.62)	(0.24)	(2.03)	(0.02)

TOTAL DISTRIBUTIONS	(0.35)	(0.43)	(0.87)	(0.52)	(2.34)	(0.32)

Net Asset Value, End of Period	$29.53	$28.03	$22.86	$19.66	$15.47	$14.72

Total Return[1]	6.64%	24.76%	21.21%	31.07%	23.39%	25.52%

Ratios to Average Net Assets:

Expenses	0.65%[2]	0.62%	0.61%	0.62%	0.61%	0.61%

Net investment income	0.74%[2]	0.88%	1.09%	1.36%	1.97%	2.55%

Expense waiver/reimbursement[3]	0.25%[2]	0.28%	0.27%	0.30%	0.31%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$835,158	$726,976	$477,760	$245,986	$58,741	$35,195

Portfolio turnover	5%	3%	3%	16%	3%	57%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$27.96	$22.82	$19.81
Income From Investment Operations:
Net investment income	0.01	0.07	0.12
Net realized and unrealized gain on investments and futures contracts	1.73	5.35	3.66

TOTAL FROM INVESTMENT OPERATIONS	1.74	5.42	3.78

Less Distributions:
Distributions from net investment income	(0.01)	(0.06)	(0.15)
Distributions from net realized gain on investments and futures contracts	(0.25)	(0.22)	(0.62)

TOTAL DISTRIBUTIONS	(0.26)	(0.28)	(0.77)

Net Asset Value, End of Period	$29.44	$27.96	$22.82

Total Return[2]	6.26%	23.94%	19.57%

Ratios to Average Net Assets:

Expenses	1.35%[3]	1.32%	1.32%[3]

Net investment income	0.04%[3]	0.18%	0.35%[3]

Expense waiver/reimbursement[4]	0.00%[3,5]	0.03%	0.02%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$127,189	$96,251	$15,784

Portfolio turnover	5%	3%	3%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Amount does not round to 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 2000, the Fund had realized losses on futures contracts of $4,083,142.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At April 30, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Depreciation
June 2000	525 S&P 500 Index Futures	Long	($2,427,446)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,393,731	$594,923,198	34,438,353	$914,112,968
Shares issued to shareholders in payment of distributions declared	584,830	17,154,080	755,144	18,919,768
Shares redeemed	(20,242,848)	(582,823,214)	(26,964,995)	(715,289,313)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	735,713	$29,254,064	8,228,502	$217,743,423

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,032,687	$322,358,317	16,555,183	$439,185,232
Shares issued to shareholders in payment of distributions declared	296,518	8,667,408	356,733	8,891,933
Shares redeemed	(8,982,318)	(260,758,170)	(11,882,321)	(316,985,650)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,346,887	$70,267,555	5,029,595	$131,091,515

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,792,935	$51,772,522	3,834,755	$103,002,243
Shares issued to shareholders in payment of distributions declared	26,623	769,766	10,371	256,452
Shares redeemed	(941,104)	(27,055,779)	(1,094,794)	(29,503,829)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	878,454	$25,486,509	2,750,332	$73,754,866

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,961,054	$125,008,128	16,008,429	$422,589,804

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.30% of the Fund's average daily net assets. Under the terms of a submanagement agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "SubManager"), the Sub-Manager receives an annual fee from the Manager based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended April 30, 2000, were as follows:

Purchases	$213,258,819
Sales	$137,014,926

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Max-Cap Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2000

Federated
Federated Max-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502

2052905 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.